UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3940

Strategic Funds, Inc
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/15

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements.  Separate N-CSR Forms will be filed for these series, as appropriate.

Dreyfus Select Managers Small Cap Value Fund

Dreyfus U.S. Equity Fund

Global Stock Fund

International Stock Fund

Dreyfus MLP Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
U.S. Equity Fund

SEMIANNUAL REPORT May 31, 2015

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
U.S. Equity Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus U.S. Equity Fund, covering the six-month period from December 1, 2014, through May 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. stock market proved volatile on its way to posting modest gains for the reporting period. Investors were confounded to a degree by divergent economic trends in domestic and international markets. Stock prices continued to climb over the final month of 2014 as a sustained economic recovery was fueled by strengthening labor markets, but investors worried over the first five months of 2015 that economic weakness in overseas markets, a strengthening U.S. dollar, and expected short-term interest rate hikes might derail growth in the United States.

We remain optimistic regarding the long-term outlook for the U.S. economy. We believe the domestic economic recovery has resumed after a winter soft patch, energy prices have begun to rebound, foreign currencies recently have strengthened, and aggressively accommodative monetary policies from the world’s major central banks seem likely to address global economic weakness.While stocks stand to benefit from these conditions, valuations appear to have risen toward fair levels. Moreover, we believe expectations of domestic rate hikes and recently mixed corporate financial reports may have created uncertainty as to the pace of future gains.As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
June 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the reporting period of December 1, 2014, through May 31, 2015, as provided by Charlie Macquaker and Roy Leckie of Walter Scott & Partners Limited (Walter Scott), Sub-investment adviser

Fund and Market Performance Overview

For the six-month period ended May 31, 2015, Dreyfus U.S. Equity Fund’s Class A shares achieved a return of 1.26%, Class C shares returned 0.81%, Class I shares returned 1.44%, and Class Y shares returned 1.40%.1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International USA Index (“MSCI USA Index”), achieved a 3.05% return over the same period.2

U.S. stocks advanced only modestly during the reporting period amid a brief economic downturn. The fund lagged its benchmark, mainly due to our focus on more attractively valued securities at a time when richly valued growth stocks fared better.

The Fund’s Investment Approach

The fund seeks long-term real returns by investing in stocks of companies that are located in the United States.When selecting stocks,Walter Scott seeks companies with fundamental strengths that indicate the potential for sustainable growth. The firm focuses on individual stock selection through extensive fundamental research. Candidates are initially selected for research if they meet certain broad absolute and trend criteria. Financial statements are analyzed in an effort to identify the nature of their cash generation and to understand the variables that add value to their businesses. Companies meeting the financial criteria are subjected to a detailed investigation of their products, costs and pricing, competition, industry position, and outlook.

Stocks Digested Gains in 2015 after Strong 2014 Rally

A previously robust U.S. economic expansion proved uneven in early 2015 in the face of severe winter weather, a labor slowdown in West Coast ports, and economic weakness in international markets. Massive quantitative easing programs and lower interest rates in overseas markets caused the U.S. dollar to appreciate sharply against most foreign currencies, hampering revenues for American exporters. Meanwhile, sharply lower oil prices generated challenges for energy producers.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

In contrast to robust gains during 2014, the S&P 500 Index repeatedly vacillated between gains and losses in early 2015 before stronger economic data supported moderately higher stock prices in the spring. The information technology and health care sectors fared particularly well, while energy and telecommunications stocks trailed market averages.

Focus on Value Dampened Fund Results

Whilst investors favored companies exhibiting high levels of earnings momentum over the reporting period, the more reasonably valued companies on which the fund focuses were not rewarded in in the MSCI USA Index’s moderate gains. For example, the fund did not hold consumer electronics giant Apple due to its expensive valuation, but the stock continued to climb.

Meanwhile, some of the fund’s industrial holdings were hurt by weaker demand, including metal components fabricator Precision Castparts and industrial products distributor MSC Industrial Direct, which struggled with lower order volumes from customers in the hard-hit energy sector. In addition, industrial products producer Donaldson encountered a slowdown in engine-related sales when a strengthening U.S. dollar made its prices less competitive. Over the long term, the investment team continues to believe in the underlying fundamentals of those companies held but has been monitoring each one carefully.

The fund held no exposure to financial companies, helping to avoid the sector’s relative weakness.Among consumer discretionary companies, specialty coffee retailer Starbucks achieved impressive same-store sales on its way to reporting record quarterly revenues and earnings. Technology outsourcer Cognizant Technology Solutions reported sales, revenues, and earnings that consistently beat industry averages. In the health care sector, medical devices maker ResMed recovered from previous weakness with positive expectations of new sleep apnea products, and biotechnology firm Gilead Sciences announced positive results in clinical trials of a new liver disease medicine. The fund also benefited from lack of exposure to consumer staples company Procter & Gamble, which continued to struggle with weak consumer demand for its household goods. Lastly, apparel retailer Urban Outfitters was sold from the portfolio before its stock price fell sharply due to disappointing financial results.

4

Finding Opportunities despite Economic Headwinds

The world has long been entrenched in an environment of low growth, low inflation, and low interest rates, and we remain concerned about high debt levels in Europe and Japan and signs of slowing industrial activity in the United States. Yet, in our analysis, the aggregate financial characteristics of the fund’s holdings are remarkably strong. Individual companies in our portfolio have strong balance sheets and are generating excellent levels of internal profitability.We believe that this dynamic will drive stock prices higher over the long term as companies with these attributes continue to generate wealth.

We have continued to identify ample opportunities meeting our investment criteria in the United States. As of the reporting period’s end, the fund held overweighted exposure to the industrials, information technology, health care, and materials sectors. In contrast, the fund held no exposure to financial companies and relatively light positions in the consumer staples, utilities, and telecommunications services sectors.

June 15, 2015

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through April
1, 2016, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, Class
A and Class C returns would have been lower.
2 SOURCE: LIPPER INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.
The Morgan Stanley Capital International USA (MSCI USA) Index is an unmanaged, market capitalization weighted index that is designed to measure the performance of publicly traded stocks issued by companies in the
United States. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus U.S. Equity Fund from December 1, 2014 to May 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.72	$9.51	$4.02	$3.97
Ending value (after expenses)	$1,012.60	$1,008.10	$1,014.40	$1,014.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.74	$9.55	$4.03	$3.98
Ending value (after expenses)	$1,019.25	$1,015.46	$1,020.94	$1,020.99

† Expenses are equal to the fund’s annualized expense ratio of 1.14% for Class A, 1.90% for Class C, .80% for
Class I and .79% for ClassY, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
May 31, 2015 (Unaudited)

Common Stocks—98.4%	Shares		Value ($)
Capital Goods—17.3%
Boeing	99,800		14,023,896
Donaldson	404,100		14,410,206
Emerson Electric	242,700		14,637,237
Fastenal	327,400	[a]	13,590,374
Flowserve	263,300		14,481,500
MSC Industrial Direct, Cl. A	175,800		12,195,246
Precision Castparts	68,360		14,467,027
Toro	111,300		7,611,807
W.W. Grainger	64,100		15,405,153
			120,822,446
Consumer Durables & Apparel—4.0%
DSW, Cl. A	390,700		13,537,755
NIKE, Cl. B	138,600		14,091,462
			27,629,217
Consumer Services—5.3%
McDonald’s	143,500		13,765,955
Panera Bread, Cl. A	43,300	[b]	7,880,600
Starbucks	299,800		15,577,608
			37,224,163
Energy—8.0%
Apache	157,100		9,400,864
EOG Resources	149,620		13,269,798
Halliburton	114,300		5,189,220
Occidental Petroleum	165,500		12,940,445
Schlumberger	162,050		14,709,278
			55,509,605
Food & Staples Retailing—1.8%
Wal-Mart Stores	170,600		12,670,462
Health Care Equipment & Services—10.6%
C.R. Bard	83,950		14,298,364
Intuitive Surgical	20,200	[b]	9,852,550
Mettler-Toledo International	29,400	[b]	9,545,592
ResMed	202,600		11,916,932
Stryker	151,800		14,592,534
Varian Medical Systems	156,400	[b]	13,544,240
			73,750,212

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Household & Personal Products—2.1%
Colgate-Palmolive	216,100		14,433,319
Materials—6.9%
Ecolab	65,700		7,532,505
FMC	220,500		12,605,985
Monsanto	118,200		13,827,036
Praxair	117,300		14,411,478
			48,377,004
Pharmaceuticals,
Biotech & Life Sciences—8.4%
Biogen	36,700	[b]	14,569,533
Celgene	123,200	[b]	14,099,008
Gilead Sciences	138,100		15,504,487
Johnson & Johnson	146,000		14,620,440
			58,793,468
Retailing—3.5%
The TJX Companies	212,400		13,674,312
Tractor Supply	120,200		10,474,228
			24,148,540
Software & Services—19.5%
Adobe Systems	205,400	[b]	16,245,086
Automatic Data Processing	174,600		14,930,046
Cognizant Technology Solutions, Cl. A	239,600	[b]	15,506,912
Google, Cl. A	13,660	[b]	7,449,071
Google, Cl. C	17,006	[b]	9,049,063
Jack Henry & Associates	212,700		13,842,516
MasterCard, Cl. A	166,700		15,379,742
Microsoft	294,000		13,776,840
Oracle	332,800		14,473,472
Paychex	302,100		14,926,761
			135,579,509
Technology Hardware & Equipment—7.2%
Amphenol, Cl. A	251,600		14,353,780
Cisco Systems	510,100		14,951,031
QUALCOMM	195,600		13,629,408
TE Connectivity	103,900		7,169,100
			50,103,319

8

Common Stocks (continued)	Shares	Value ($)
Transportation—3.8%
C.H. Robinson Worldwide	209,000	12,901,570
Expeditors International of Washington	295,300	13,536,552
		26,438,122
Total Common Stocks
(cost $478,605,488)		685,479,386

Other Investment—1.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $11,020,917)	11,020,917 [c]	11,020,917

Investment of Cash Collateral
for Securities Loaned—2.0%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $14,099,481)	14,099,481 [c]	14,099,481

Total Investments (cost $503,725,886)	102.0%	710,599,784
Liabilities, Less Cash and Receivables	(2.0%)	(13,853,577)
Net Assets	100.0%	696,746,207

a Security, or portion thereof, on loan.At May 31, 2015, the value of the fund’s securities on loan was $13,454,470 and the value of the collateral held by the fund was $14,099,481.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Software & Services	19.5	Consumer Services	5.3
Capital Goods	17.3	Consumer Durables & Apparel	4.0
Health Care Equipment & Services	10.6	Transportation	3.8
Pharmaceuticals,		Money Market Investments	3.6
Biotech & Life Sciences	8.4	Retailing	3.5
Energy	8.0	Household & Personal Products	2.1
Technology Hardware & Equipment	7.2	Food & Staples Retailing	1.8
Materials	6.9		102.0

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2015 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $13,454,470)—Note 1(b):
Unaffiliated issuers			478,605,488	685,479,386
Affiliated issuers			25,120,398	25,120,398
Cash				172,658
Dividends and securities lending income receivable				1,049,259
Receivable for shares of Common Stock subscribed				565,572
Prepaid expenses				38,181
				712,425,454
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				473,760
Liability for securities on loan—Note 1(b)				14,099,481
Payable for shares of Common Stock redeemed				1,063,432
Accrued expenses				42,574
				15,679,247
Net Assets ($)				696,746,207
Composition of Net Assets ($):
Paid-in capital				450,394,974
Accumulated undistributed investment income—net				2,545,693
Accumulated net realized gain (loss) on investments				36,931,642
Accumulated net unrealized appreciation
(depreciation) on investments				206,873,898
Net Assets ($)				696,746,207

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	1,822,290	371,787	30,458,865	664,093,265
Shares Outstanding	91,506	19,414	1,523,991	33,232,841
Net Asset Value Per Share ($)	19.91	19.15	19.99	19.98

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	5,442,269
Affiliated issuers	4,594
Income from securities lending—Note 1(b)	39,535
Total Income	5,486,398
Expenses:
Management fee—Note 3(a)	2,790,553
Directors’ fees and expenses—Note 3(d)	34,925
Registration fees	28,058
Custodian fees—Note 3(c)	28,027
Professional fees	25,851
Shareholder servicing costs—Note 3(c)	7,088
Prospectus and shareholders’ reports	4,967
Loan commitment fees—Note 2	3,284
Distribution fees—Note 3(b)	1,580
Interest expense—Note 2	55
Miscellaneous	15,694
Total Expenses	2,940,082
Less—reduction in expenses due to undertaking—Note 3(a)	(511)
Less—reduction in fees due to earnings credits—Note 3(c)	(3)
Net Expenses	2,939,568
Investment Income—Net	2,546,830
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	36,946,243
Net unrealized appreciation (depreciation) on investments	(28,203,789)
Net Realized and Unrealized Gain (Loss) on Investments	8,742,454
Net Increase in Net Assets Resulting from Operations	11,289,284

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2015	Year Ended
	(Unaudited)	November 30, 2014
Operations ($):
Investment income—net	2,546,830	6,877,248
Net realized gain (loss) on investments	36,946,243	35,143,437
Net unrealized appreciation
(depreciation) on investments	(28,203,789)	7,692,468
Net Increase (Decrease) in Net Assets
Resulting from Operations	11,289,284	49,713,153
Dividends to Shareholders from ($):
Investment income—net:
Class A	(8,272)	(8,495)
Class C	—	(610)
Class I	(275,670)	(5,059,950)
Class Y	(6,136,955)	(7)
Net realized gain on investments:
Class A	(92,066)	(10,199)
Class C	(24,744)	(4,325)
Class I	(1,531,336)	(3,404,196)
Class Y	(33,499,765)	(5)
Total Dividends	(41,568,808)	(8,487,787)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	139,162	255,615
Class C	30,505	6,026
Class I	4,662,004	122,944,935
Class Y	41,720,420	804,477,428
Dividends reinvested:
Class A	91,099	17,062
Class C	20,083	2,404
Class I	1,638,458	3,833,304
Class Y	21,529,033	—
Cost of shares redeemed:
Class A	(404,677)	(757,712)
Class C	(178,648)	(543,401)
Class I	(8,833,869)	(930,072,086)
Class Y	(119,606,989)	(76,500,502)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(59,193,419)	(76,336,927)
Total Increase (Decrease) in Net Assets	(89,472,943)	(35,111,561)
Net Assets ($):
Beginning of Period	786,219,150	821,330,711
End of Period	696,746,207	786,219,150
Undistributed investment income—net	2,545,693	6,419,760

12

	Six Months Ended
	May 31, 2015	Year Ended
	(Unaudited)	November 30, 2014
Capital Share Transactions:
Class A
Shares sold	6,978	13,025
Shares issued for dividends reinvested	4,624	859
Shares redeemed	(20,183)	(38,125)
Net Increase (Decrease) in Shares Outstanding	(8,581)	(24,241)
Class C
Shares sold	1,570	316
Shares issued for dividends reinvested	1,057	125
Shares redeemed	(9,396)	(27,659)
Net Increase (Decrease) in Shares Outstanding	(6,769)	(27,218)
Class Ia
Shares sold	232,145	6,242,271
Shares issued for dividends reinvested	83,002	192,435
Shares redeemed	(437,621)	(46,165,337)
Net Increase (Decrease) in Shares Outstanding	(122,474)	(39,730,631)
Class Ya
Shares sold	2,085,680	39,794,904
Shares issued for dividends reinvested	1,090,630	—
Shares redeemed	(5,939,616)	(3,798,814)
Net Increase (Decrease) in Shares Outstanding	(2,763,306)	35,996,090

a During the period ended November 30, 2014, 37,528,119 Class I shares representing $758,955,395 were exchanged for 37,528,119 ClassY shares.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
May 31, 2015				Year Ended November 30,
Class A Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	20.70		19.67	15.45	14.20	12.83	11.68
Investment Operations:
Investment income—net[a]	.03		.10	.08	.08	.04	.01
Net realized and unrealized
gain (loss) on investments	.20		1.08	4.25	1.17	1.39	1.16
Total from Investment Operations	.23		1.18	4.33	1.25	1.43	1.17
Distributions:
Dividends from
investment income—net	(.08)		(.07)	(.11)	—	—	(.02)
Dividends from net realized
gain on investments	(.94)		(.08)	—	—	(.06)	—
Total Distributions	(1.02)		(.15)	(.11)	—	(.06)	(.02)
Net asset value, end of period	19.91		20.70	19.67	15.45	14.20	12.83
Total Return (%)[b]	1.26	[c]	6.02	28.20	8.80	11.17	10.01
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.16	[d]	1.16	1.15	1.22	1.15	1.76
Ratio of net expenses
to average net assets	1.14	[d]	1.14	1.14	1.22	1.15	1.40
Ratio of net investment income
to average net assets	.34	[d]	.48	.48	.57	.29	.04
Portfolio Turnover Rate	6.76	[c]	12.14	7.13	5.73	10.61	13.62
Net Assets, end of period
($ x 1,000)	1,822		2,071	2,446	1,810	988	2,424

a	Based on average shares outstanding.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

14

Six Months Ended
May 31, 2015				Year Ended November 30,
Class C Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	19.93		19.04	14.97	13.88	12.65	11.58
Investment Operations:
Investment (loss)—net[a]	(.04)		(.05)	(.06)	(.05)	(.06)	(.09)
Net realized and unrealized
gain (loss) on investments	.20		1.03	4.13	1.14	1.35	1.16
Total from Investment Operations	.16		.98	4.07	1.09	1.29	1.07
Distributions:
Dividends from
investment income—net	—		(.01)	—	—	—	—
Dividends from net realized
gain on investments	(.94)		(.08)	—	—	(.06)	—
Total Distributions	(.94)		(.09)	—	—	(.06)	—
Net asset value, end of period	19.15		19.93	19.04	14.97	13.88	12.65
Total Return (%)[b]	.81	[c]	5.23	27.19	7.85	10.22	9.24
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.03	[d]	1.94	2.02	2.08	1.94	2.52
Ratio of net expenses
to average net assets	1.90	[d]	1.88	1.93	2.08	1.94	2.15
Ratio of net investment (loss)
to average net assets	(.43)[d]		(.26)	(.34)	(.33)	(.47)	(.71)
Portfolio Turnover Rate	6.76	[c]	12.14	7.13	5.73	10.61	13.62
Net Assets, end of period
($ x 1,000)	372		522	1,016	278	214	312

a	Based on average shares outstanding.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2015				Year Ended November 30,
Class I Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	20.82		19.77	15.51	14.27	12.88	11.70
Investment Operations:
Investment income—net[a]	.07		.16	.14	.14	.09	.07
Net realized and unrealized
gain (loss) on investments	.21		1.09	4.27	1.17	1.38	1.15
Total from Investment Operations	.28		1.25	4.41	1.31	1.47	1.22
Distributions:
Dividends from
investment income—net	(.17)		(.12)	(.15)	(.07)	(.02)	(.04)
Dividends from net realized
gain on investments	(.94)		(.08)	—	—	(.06)	—
Total Distributions	(1.11)		(.20)	(.15)	(.07)	(.08)	(.04)
Net asset value, end of period	19.99		20.82	19.77	15.51	14.27	12.88
Total Return (%)	1.44	[b]	6.37	28.75	9.23	11.46	10.47
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.80	[c]	.78	.79	.80	.82	.94
Ratio of net expenses
to average net assets	.80	[c]	.78	.79	.80	.82	.94
Ratio of net investment income
to average net assets	.67	[c]	.77	.81	.95	.67	.56
Portfolio Turnover Rate	6.76	[b]	12.14	7.13	5.73	10.61	13.62
Net Assets, end of period
($ x 1,000)	30,459		34,278	817,867	535,019	376,490	144,771

a	Based on average shares outstanding.
b	Not annualized.
c	Annualized.

See notes to financial statements.

16

	Six Months Ended
	May 31, 2015		Year Ended November 30,
Class Y Shares	(Unaudited)		2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	20.82		19.76	17.41
Investment Operations:
Investment income—net[b]	.07		.20	.06
Net realized and unrealized
gain (loss) on investments	.20		1.06	2.29
Total from Investment Operations	.27		1.26	2.35
Distributions:
Dividends from investment income—net	(.17)		(.12)	—
Dividends from net realized gain on investments	(.94)		(.08)	—
Total Distributions	(1.11)		(.20)	—
Net asset value, end of period	19.98		20.82	19.76
Total Return (%)	1.40	[c]	6.43	13.50	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.79	[d]	.79	.76	[d]
Ratio of net expenses to average net assets	.79	[d]	.79	.76	[d]
Ratio of net investment income
to average net assets	.69	[d]	1.03	.78	[d]
Portfolio Turnover Rate	6.76	[c]	12.14	7.13
Net Assets, end of period ($ x 1,000)	664,093		749,348	1

a	From July 1, 2013 (commencement of initial offering) to November 30, 2013.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus U.S. Equity Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek long-term total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (“Walter Scott”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.The fund is closed to new investors.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

18

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant

20

American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	685,479,386	—	—	685,479,386
Mutual Funds	25,120,398	—	—	25,120,398

†	See Statement of Investments for additional detailed categorizations.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At May 31, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended May 31, 2015, The Bank of New York Mellon earned $10,655 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments

22

in affiliated investment companies during the period ended May 31, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	11/30/2014 ($)	Purchases ($)	Sales ($)	5/31/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	18,282,000	87,035,006	94,296,089	11,020,917	1.6
Dreyfus
Institutional
Cash
Advantage
Fund	29,867,949	120,814,084	136,582,552	14,099,481	2.0
Total	48,149,949	207,849,090	230,878,641	25,120,398	3.6

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended May 31, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2014 was as follows: ordinary income $5,069,062 and long-term capital gains $3,418,725.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended May 31, 2015 was approximately $9,900 with a related weighted average annualized interest rate of 1.12%.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has con-

24

tractually agreed, from December 1, 2014 through April 1, 2016, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $511 during the period ended May 31, 2015.

Pursuant to a sub-investment advisory agreement between Dreyfus and Walter Scott, Dreyfus pays Walter Scott a monthly fee at an annual percentage of the fund’s average daily net assets.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2015, Class C shares were charged $1,580 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2015, Class A and Class C shares were charged $2,409 and $527, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2015, the fund was charged $2,093 for transfer agency services and $59 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $3.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2015, the fund was charged $28,027 pursuant to the custody agreement.

During the period ended May 31, 2015, the fund was charged $6,140 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $451,639, Distribution Plan fees $239, Shareholder Services Plan fees $472, custodian fees $18,400, Chief Compliance Officer fees $2,113 and transfer agency fees $956, which are offset against an expense reimbursement currently in effect in the amount of $59.

26

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2015, amounted to $49,350,210 and $138,376,270, respectively.

At May 31, 2015, accumulated net unrealized appreciation on investments was $206,873,898, consisting of $217,717,539 gross unrealized appreciation and $10,843,641 gross unrealized depreciation.

At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 27

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Select Managers
Small Cap Value Fund

SEMIANNUAL REPORT May 31, 2015

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May LoseValue

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	UnderstandingYour Fund’s Expenses
6	ComparingYour Fund’s Expenses With Those of Other Funds
7	Statement of Investments
25	Statement of Assets and Liabilities
26	Statement of Operations
27	Statement of Changes in Net Assets
29	Financial Highlights
33	Notes to Financial Statements
44	Approval of an Additional Sub-Investment Adviser
FOR MORE INFORMATION
Back Cover

Dreyfus
Select Managers
Small Cap Value Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Select Managers Small Cap Value Fund, covering the six-month period from December 1, 2014, through May 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. stock market proved volatile on its way to posting modest gains for the reporting period. Investors were confounded to a degree by divergent economic trends in domestic and international markets. Stock prices continued to climb over the final month of 2014 as a sustained economic recovery was fueled by strengthening labor markets, but investors worried over the first five months of 2015 that economic weakness in overseas markets, a strengthening U.S. dollar, and expected short-term interest rate hikes might derail growth in the United States.

We remain optimistic regarding the long-term outlook for the U.S. economy. We believe the domestic economic recovery has resumed after a winter soft patch, energy prices have begun to rebound, foreign currencies recently have strengthened, and aggressively accommodative monetary policies from the world’s major central banks seem likely to address global economic weakness.While stocks stand to benefit from these conditions, valuations appear to have risen toward fair levels. Moreover, we believe expectations of domestic rate hikes and recently mixed corporate financial reports may have created uncertainty as to the pace of future gains.As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
June 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the reporting period of December 1, 2014, through May 31, 2015, as provided by Keith L. Stransky and Robert B. Mayerick, Portfolio Allocation Managers, EACM Advisors LLC

Fund and Market Performance Overview

For the six-month period ended May 31, 2015, Dreyfus Select Managers Small Cap Value Fund’s Class A, Class C, Class I, and Class Y shares produced total returns of 4.19%, 3.84%, 4.34%, and 4.35%, respectively.1 In comparison, the Russell 2000Value Index (the “Index”), the fund’s benchmark, returned 3.38% for the same period.2

Stocks posted modest gains during the reporting period as the market digested previous gains.The fund outperformed its benchmark, in part due to overweighted exposure to technology stocks.

The Fund’s Investment Approach

The fund seeks capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets in the stocks of small-cap companies. The fund uses a “multi-manager” approach by selecting one or more sub-advisers to manage its assets. As the fund’s portfolio allocation managers, we seek sub-advisers that complement one another’s style of investing, consistent with the fund’s investment goal.We monitor and evaluate the performance of the sub-advisers and will make corresponding recommendations to Dreyfus and the fund’s Board based on our evaluations.

The fund’s assets are currently under the day-to-day portfolio management of seven sub-advisers, each acting independently of one another and using their own methodology to select portfolio investments. As of the end of the reporting period, 15% of the fund’s assets are under the management of Thompson, Siegel, and Walmsley, LLC, which employs a combination of quantitative and qualitative security selection methods based on a four-factor valuation model. Approximately 22% of the fund’s assets are under the management of Walthausen & Co., LLC, which uses a proprietary valuation model to identify companies that are trading at a discount to their intrinsic values. Approximately 14% of the fund’s assets are under the management of Neuberger Berman Management LLC, which uses fundamental analysis and a bottom-up stock selection process to identify publicly traded small-cap companies selling at a material discount to their intrinsic value. Approximately 12%

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

of the fund’s assets are under the management of Lombardia Capital Partners, which uses fundamental analysis and a bottom-up value-oriented approach in seeking stocks trading below their intrinsic values. Approximately 7% of the fund’s assets are under the management of Iridian Asset Management LLC, which employs bottom-up stock selection and a disciplined valuation process to identify and invest in corporate change. Approximately 5% of the fund’s assets are under the management of Kayne Anderson Rudnick Investment Management, LLC, which employs a fundamental, bottom-up, research-driven investment process in seeking to identify high-quality companies whose securities are trading at attractive valuations. Approximately 22% of the fund’s assets are under the management of Channing Capital Management, LLC, which employs intensive, fundamental, bottom-up research to identify high-quality companies with strong balance sheets and management teams. Finally, approximately 3% of the fund’s assets are allocated to Eastern Shore Capital Management, which focuses on companies with quality fundamentals. These percentages can change over time, within ranges described in the prospectus.

Stocks Digested Gains in 2015 after Strong 2014 Rally

A previously robust U.S. economic expansion proved uneven during the reporting period in light of severe winter weather and global economic weakness. Massive quantitative easing programs in overseas markets caused the U.S. dollar to appreciate sharply against most foreign currencies, hampering revenues for American exporters. Meanwhile, plummeting oil prices challenged energy producers. In contrast to vigorous gains during 2014, broad measures of U.S. market performance repeatedly vacillated between gains and losses in early 2015 before stronger economic data supported moderately higher stock prices in the spring.

The Fund Beat Market Averages

The fund’s relative performance was buoyed during the reporting period by overweighted exposure to and successful security selection in the information technology sector.The fund held securities such as semiconductor developers Microsemi, which was rewarded for making an immediately accretive acquisition, and Freescale Semiconductor, which produced a breakthrough battery charging solution. The materials sector also added value, paced by industrial commodities producer Cytec Industries. The fund further benefited from underweighted exposure to real estate investment trusts (REITs), which struggled in anticipation of rising interest rates.

4

Although no single market sector significantly undermined relative results, marketer Iconix Brands Group declined amid a regulatory investigation and management departures, and waste oil recycler Darling Ingredients suffered an earnings shortfall due to pricing pressures.

The fund added a new sub-adviser late in the reporting period. Eastern Shore Capital Management focuses on higher quality companies with strong or improving financial positions, sustainable competitive advantages, skilled management teams, and compelling valuations.

A Constructive Investment Posture

The U.S. economic recovery has resumed, the projected growth rate for small-cap stocks appears attractive compared to current valuations, mergers-and-acquisitions activity has intensified, and U.S.-centric small-cap companies should continue to be insulated from global economic weakness.Therefore, as of the reporting period’s end, the fund’s sub-advisers generally have maintained constructive investment postures, including an emphasis on more economically sensitive industry groups and underweighted exposure to interest rate-sensitive companies such as utilities and REITs.

June 15, 2015

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The prices of small company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories.They also tend to be less liquid than larger company stocks.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through April 1, 2016, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain
distributions.The Russell 2000 Value Index is an unmanaged index, which measures the performance of those
Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Select Managers Small Cap Value Fund from December 1, 2014 to May 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.57	$10.16	$4.94	$4.79
Ending value (after expenses)	$1,041.90	$1,038.40	$1,043.40	$1,043.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.49	$10.05	$4.89	$4.73
Ending value (after expenses)	$1,018.50	$1,014.96	$1,020.09	$1,020.24

† Expenses are equal to the fund’s annualized expense ratio of 1.29% for Class A, 2.00% for Class C, .97% for
Class I and .94% for ClassY, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
May 31, 2015 (Unaudited)

Common Stocks—97.2%	Shares		Value ($)
Automobiles & Components—1.7%
American Axle & Manufacturing
Holdings	17,510	[a]	439,676
Dana Holding	57,430		1,250,251
Gentherm	30,300	[a]	1,553,178
Modine Manufacturing	144,400	[a]	1,615,836
Motorcar Parts of America	59,300	[a]	1,706,061
Remy International	108,570		2,399,397
Superior Industries International	98,320		1,896,593
Thor Industries	7,042		430,196
Winnebago Industries	131,515	[b]	2,857,821
			14,149,009
Banks—13.6%
Atlantic Coast Financial	182,280	[a,b]	794,741
Banc of California	37,195		482,419
Bancorp	113,300	[a]	1,095,611
Bank of Hawaii	46,480	[b]	2,917,550
BankUnited	118,590		3,983,438
BBCN Bancorp	93,769		1,350,274
BofI Holding	19,500	[a,b]	1,836,120
Boston Private Financial Holdings	114,880		1,440,595
Brookline Bancorp	20,170		220,660
Bryn Mawr Bank	50,990		1,472,591
Cathay General Bancorp	11,300		341,486
CenterState Banks	84,075		1,041,689
City Holding	35,350		1,596,406
Columbia Banking System	226,040		6,828,668
Commerce Bancshares	28,565	[b]	1,274,285
Community Bank System	44,345		1,565,822
Customers Bancorp	76,890	[a]	1,929,939
CVB Financial	115,180		1,888,952
Dime Community Bancshares	105,100		1,722,589
Eagle Bancorp	88,720	[a]	3,530,169
East West Bancorp	37,674		1,616,215
F.N.B	76,391		1,030,515
First Financial Bancorp	107,540		1,867,970

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Banks (continued)
First Merchants	33,167		772,459
First Niagara Financial Group	484,120		4,313,510
FirstMerit	98,462		1,933,794
Great Southern Bancorp	28,790		1,136,053
Hancock Holding	31,270		910,895
Heritage Financial	52,013		889,942
Heritage Financial Group	40,060		1,084,424
Huntington Bancshares	203,580		2,265,845
IBERIABANK	106,692		6,857,095
Independent Bank	125,652	[b]	5,668,162
Investors bancorp	98,348		1,181,160
Lakeland Financial	46,360		1,835,392
MB Financial	162,819		5,246,028
Nationstar Mortgage Holdings	48,600	[a,b]	958,392
PacWest Bancorp	119,501		5,364,400
Popular	48,200	[a]	1,566,018
Radian Group	92,300	[b]	1,654,016
Signature Bank	10,120	[a]	1,413,258
South State	52,524		3,772,799
Southside Bancshares	64,197	[b]	1,723,689
Square 1 Financial, Cl. A	12,000	[a]	313,440
Sterling Bancorp	65,865	[b]	889,836
Stock Yards Bancorp	21,110		737,161
TCF Financial	88,850		1,398,499
Texas Capital Bancshares	47,770	[a]	2,598,688
TriCo Bancshares	56,440		1,331,137
TrustCo Bank	267,153		1,805,954
Trustmark	51,233		1,221,907
Umpqua Holdings	74,150		1,304,299
Union Bankshares	40,316		871,229
United Financial Bancorp	62,765		790,839
Westamerica Bancorporation	21,800	[b]	997,568
Wilshire Bancorp	182,840		2,018,554
Wintrust Financial	27,600		1,382,760
WSFS Financial	75,030		1,850,990
			111,888,896

8

Common Stocks (continued)	Shares		Value ($)
Capital Goods—11.8%
A.O. Smith	26,625		1,900,493
AAON	80,720		1,910,642
Actuant, Cl. A	25,777		605,760
Aerojet Rocketdyne Holdings	59,800	[a]	1,240,850
Aerovironment	21,450	[a]	554,482
Albany International, Cl. A	33,030		1,307,327
Allied Motion Technologies	18,348		573,925
American Woodmark	4,810	[a]	246,945
AZZ	40,960		1,963,213
Beacon Roofing Supply	26,345	[a]	826,179
Briggs & Stratton	91,220		1,741,390
Carlisle	13,650		1,353,397
Chart Industries	15,720	[a]	510,271
Chicago Bridge & Iron Co	30,140	[b]	1,635,396
Columbus McKinnon	30,390		693,196
DigitalGlobe	103,900	[a]	3,117,000
EMCOR Group	25,710		1,166,463
EnerSys	14,708		980,141
Franklin Electric	20,799		731,917
FreightCar America	84,995		1,905,588
Generac Holdings	21,100	[a,b]	881,558
Gibraltar Industries	42,411	[a]	760,005
Global Brass & Copper Holdings	42,620		734,343
Graco	23,950		1,738,531
GrafTech International	137,178	[a]	695,492
Granite Construction	20,920		749,982
H&E Equipment Services	58,860		1,284,914
Harsco	297,935		4,799,733
Hexcel	133,115		6,554,583
Hillenbrand	166,193		5,105,449
Hyster-Yale Materials Handling	8,235		584,356
ITT	24,630		1,051,208
KBR	101,340		1,940,661
KEYW Holding	155,530	[a,b]	1,088,710
Lawson Products	34,950	[a]	808,743
Levy Acquisition	59,425	[a]	959,714

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
LSI Industries	28,965		274,298
Lydall	22,691	[a]	621,960
Manitowoc	66,250	[b]	1,249,475
Meritor	71,210	[a]	1,019,015
Mueller Water Products, Cl. A	337,010		3,107,232
National Presto Industries	8,910	[b]	619,245
Orion Marine Group	77,983	[a]	585,652
Owens Corning	38,200		1,618,152
Ply Gem Holdings	167,880	[a]	2,073,318
Quanex Building Products	38,745		689,274
RBC Bearings	16,500	[a]	1,156,320
Regal Beloit	76,541		5,984,741
Spirit Aerosystems Holdings, Cl. A	48,510	[a]	2,648,161
Standex International	22,960		1,837,029
Sun Hydraulics	22,500		841,050
Teledyne Technologies	13,370	[a]	1,354,782
The Greenbrier Companies	26,310	[b]	1,584,651
Toro	3,710		253,727
TriMas	120,463	[a]	3,481,381
Trinity Industries	43,000		1,289,570
Triumph Group	29,852	[b]	1,990,830
Tutor Perini	149,770	[a]	3,139,179
Twin Disc	30,580		545,241
Valmont Industries	6,800	[b]	846,260
Wabash National	82,300	[a]	1,114,342
Woodward	41,283		2,102,956
			96,730,398
Commercial & Professional Services—6.7%
ABM Industries	167,381		5,429,840
Acacia Research	67,550		689,685
ACCO Brands	85,809	[a]	630,696
Brady, Cl. A	20,920		529,276
CBIZ	121,033	[a]	1,097,769
CDI	46,491		575,094
CEB	24,900		2,106,291
Civeo	151,640		606,560

10

Common Stocks (continued)	Shares		Value ($)
Commercial & Professional Services (continued)
Clean Harbors	29,800	[a,b]	1,678,932
Covanta Holding	172,540		3,813,134
Deluxe	33,570		2,142,773
Ennis	30,345		510,403
FTI Consulting	12,465	[a]	489,875
G&K Services, Cl. A	10,600		738,608
Huron Consulting Group	56,099	[a]	3,607,166
Kelly Services, Cl. A	44,945		697,546
Korn/Ferry International	49,805		1,598,242
Matthews International, Cl. A	106,935		5,309,323
McGrath RentCorp	98,230		2,990,121
MSA Safety	98,252		4,391,864
Multi-Color	28,990		1,856,809
Pitney Bowes	15,066		329,192
R.R. Donnelley & Sons	46,792	[b]	897,471
Steelcase, Cl. A	540,600		9,298,320
Tetra Tech	51,140		1,337,822
UniFirst	14,790		1,690,645
US Ecology	6,090		280,810
			55,324,267
Consumer Durables & Apparel—2.6%
Columbia Sportswear	2,610		146,291
Crocs	50,770	[a,b]	763,581
CSS Industries	33,540		925,369
G-III Apparel Group	3,710	[a]	210,951
Helen of Troy	3,880	[a]	339,461
Iconix Brand Group	181,570	[a]	4,688,137
iRobot	12,100	[a,b]	386,595
M/I Homes	130,860	[a]	3,045,112
Nautilus	9,450	[a]	199,584
Skullcandy	178,100	[a]	1,335,750
Smith & Wesson Holding	80,900	[a,b]	1,190,039
Standard Pacific	28,120	[a]	231,709
Steven Madden	33,900	[a]	1,280,742
TRI Pointe Homes	76,305	[a]	1,100,318
UCP, Cl. A	58,583	[a]	478,623

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Durables & Apparel (continued)
Unifi	70,260	[a]	2,284,855
Vera Bradley	82,300	[a,b]	1,114,342
Wolverine World Wide	48,800		1,433,744
			21,155,203
Consumer Services—2.4%
American Public Education	35,920	[a]	868,186
Bloomin’ Brands	48,680		1,093,353
Bob Evans Farms	21,360		981,065
Capella Education	31,690		1,688,126
Cheesecake Factory	38,660		1,993,696
Darden Restaurants	4,615		302,467
DeVry Education Group	31,790		1,011,240
Graham Holdings, Cl. B	1,200		1,285,200
Houghton Mifflin Harcourt	50,200	[a]	1,324,276
Interval Leisure Group	84,850		2,207,797
Jamba	54,200	[a,b]	829,802
LifeLock	86,200	[a]	1,311,964
Marriott Vacations Worldwide	3,770		332,816
Ruth’s Hospitality Group	60,873		896,659
SeaWorld Entertainment	155,370		3,355,992
			19,482,639
Diversified Financials—5.2%
Ares Capital	124,130		2,079,178
Artisan Partners Asset Management, Cl. A	32,100		1,415,931
Cowen Group, Cl. A	246,600	[a]	1,454,940
Encore Capital Group	222,320	[a,b]	8,828,327
Evercore Partners, Cl. A	101,835		5,190,530
Fifth Street Finance	79,319		550,474
First Cash Financial Services	47,900	[a]	2,231,661
FNFV Group	76,090	[a]	1,168,742
Gain Capital Holdings	91,959		855,219
Green Dot, Cl. A	80,800	[a]	1,183,720
Janus Capital Group	33,614		610,094
New Mountain Finance	56,797	[b]	858,771

12

Common Stocks (continued)	Shares		Value ($)
Diversified Financials (continued)
PHH	151,566	[a]	4,181,706
Piper Jaffray	4,750	[a]	225,245
Stifel Financial	140,123	[a]	7,462,951
Voya Financial	19,370		877,655
Waddell & Reed Financial, Cl. A	24,302		1,161,150
Westwood Holdings	6,720		381,360
World Acceptance	21,868	[a,b]	1,783,773
			42,501,427
Energy—2.2%
Aegean Marine Petroleum
Network	71,600		1,018,152
Atwood Oceanics	38,122	[b]	1,173,014
C&J Energy Services	7,300	[a]	109,719
Clayton Williams Energy	7,720	[a]	398,661
Core Laboratories	8,600	[b]	1,010,328
Delek US Holdings	23,900		904,854
Era Group	75,540	[a]	1,586,340
GulfMark Offshore, Cl. A	20,468	[b]	274,885
Helix Energy Solutions Group	64,200	[a,b]	1,006,014
ION Geophysical	187,870	[a]	266,775
McDermott International	78,220	[a]	427,081
Newpark Resources	131,900	[a]	1,118,512
Oasis Petroleum	5,910	[a]	100,352
PBF Energy	26,300		705,366
PDC Energy	23,510	[a]	1,402,136
Sanchez Energy	144,429	[a,b]	1,455,844
Stone Energy	46,288	[a]	628,591
TETRA Technologies	144,690	[a]	910,100
Tidewater	39,470	[b]	968,594
Triangle Petroleum	89,920	[a,b]	461,290
Ultra Petroleum	70,710	[a,b]	983,576
Whiting Petroleum	17,435	[a]	575,181
World Fuel Services	10,600		530,318
			18,015,683

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Exchange-Traded Funds—.7%
iShares Russell 2000 ETF	49,145	[b]	6,088,574
Food & Staples Retailing—.3%
Andersons	26,050		1,155,057
SpartanNash	27,440		857,774
Village Super Market, Cl. A	16,900		541,138
			2,553,969
Food, Beverage & Tobacco—1.4%
Calavo Growers	4,000		201,800
Dean Foods	115,890		2,134,694
Lancaster Colony	53,753		4,796,918
National Beverage	53,300	[a]	1,103,310
Pinnacle Foods	23,660		997,269
Sanderson Farms	6,408	[b]	522,444
TreeHouse Foods	20,000	[a]	1,426,600
			11,183,035
Health Care Equipment & Services—3.7%
Accuray	130,690	[a,b]	803,090
Addus HomeCare	28,150	[a]	788,481
Air Methods	60,440	[a]	2,548,150
Allscripts Healthcare Solutions	193,610	[a]	2,724,093
AmSurg	2,670	[a]	179,798
AngioDynamics	35,260	[a]	565,923
Anika Therapeutics	75,699	[a]	2,553,327
CorVel	14,960	[a]	537,064
Cynosure, Cl. A	48,000	[a]	1,713,600
Derma Sciences	92,985	[a]	609,982
Globus Medical, Cl. A	8,990	[a]	233,201
Halyard Health	5,450		225,739
HealthSouth	35,360		1,526,137
Hill-Rom Holdings	18,702		964,275
IPC Healthcare	13,863	[a]	684,416
Kindred Healthcare	227,103		5,202,930
MedAssets	51,291	[a]	1,070,443
Merit Medical Systems	30,636	[a]	629,876
Molina Healthcare	25,500	[a]	1,854,870
Natus Medical	8,120	[a]	317,167

14

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services (continued)
NuVasive	3,090	[a]	156,200
Patterson	29,300		1,401,712
PharMerica	29,664	[a]	986,625
Providence Service	34,800	[a]	1,672,488
STERIS	1,680		112,274
Team Health Holdings	2,380	[a]	139,182
			30,201,043
Household & Personal Products—.4%
Elizabeth Arden	41,660	[a,b]	586,156
HRG Group	58,975	[a]	773,752
Nu Skin Enterprises, Cl. A	14,969	[b]	757,431
WD-40	14,900		1,257,113
			3,374,452
Insurance—4.7%
American Equity Investment Life Holding	102,645		2,608,209
American Financial Group	20,230		1,284,605
Endurance Specialty Holdings	30,300		1,841,634
FBL Financial Group, Cl. A	4,854		278,814
Federated National Holding
Company, Cl. C	47,400		1,217,232
First American Financial	149,655		5,344,180
FNF Group	23,305		884,658
Greenlight Capital Re, Cl. A	44,300	[a]	1,357,352
HCC Insurance Holdings	16,977		970,745
Horace Mann Educators	128,240		4,414,021
Infinity Property & Casualty	15,200		1,099,720
Kemper	8,270		295,983
Maiden Holdings	128,800		1,800,624
Navigators Group	23,790	[a]	1,846,580
Primerica	96,540		4,269,965
RLI	38,900		1,893,263
Stewart Information Services	80,963		3,041,780
Symetra Financial	54,510		1,333,315
The Hanover Insurance Group	18,074		1,286,507
Validus Holdings	35,531		1,524,635
			38,593,822

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Materials—6.6%
American Vanguard	151,290		2,084,776
AptarGroup	20,090		1,281,139
Avery Dennison	56,620		3,505,344
Chemtura	57,740	[a]	1,602,862
Cliffs Natural Resources	695,580	[b]	3,693,530
Crown Holdings	51,210	[a]	2,831,401
Cytec Industries	132,507		8,015,348
Ferro	229,780	[a]	3,485,763
FutureFuel	72,200		866,400
Glatfelter	70,600		1,658,394
Greif, Cl. A	23,198		885,932
Haynes International	14,725		694,284
Intrepid Potash	131,230	[a]	1,524,893
Kaiser Aluminum	50,889		4,128,625
Koppers Holdings	65,698		1,696,322
Kraton Performance Polymers	36,420	[a]	864,975
LSB Industries	56,779	[a]	2,414,811
Materion	41,150		1,530,368
Mercer International	66,975	[a]	949,705
Nevsun Resources	235,350		981,409
Olympic Steel	27,045		474,369
PolyOne	176,813		6,876,258
Resolute Forest Products	49,300	[a,b]	589,135
Sealed Air	23,400		1,139,580
Sonoco Products	19,573		881,176
			54,656,799
Media—1.6%
Cinemark Holdings	38,800		1,572,564
Crown Media Holdings, Cl. A	47,000	[a]	191,760
E.W. Scripps, Cl. A	72,800		1,705,704
Manchester United, Cl. A	63,095	[a,b]	1,077,032
Media General	71,173	[a]	1,178,625
Meredith	90,287		4,767,154
New Media Investment Group	59,841		1,317,699
World Wrestling Entertainment, Cl. A	84,800	[b]	1,212,640
			13,023,178

16

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech
& Life Sciences—2.3%
ACADIA Pharmaceuticals	4,520	[a]	186,224
Affymetrix	100,770	[a,b]	1,182,032
Akorn	3,880	[a]	178,092
Amarin, ADR	268,655	[a]	620,593
BioDelivery Sciences International	90,675	[a,b]	772,551
Cambrex	46,160	[a]	1,847,323
Cempra	6,090	[a]	223,564
Charles River Laboratories
International	96,792	[a]	7,001,934
Clovis Oncology	1,740	[a]	160,846
Conatus Pharmaceuticals	40,415	[a,b]	220,262
Concert Pharmaceuticals	94,588	[a,b]	1,512,462
Flamel Technologies, ADR	183,589	[a]	3,368,858
Genocea Biosciences	7,940	[a]	84,243
MacroGenics	4,350	[a]	140,723
PAREXEL International	5,390	[a]	358,273
PDL BioPharma	63,899	[b]	426,845
PTC Therapeutics	1,570	[a]	91,201
Relypsa	6,150	[a]	226,259
Tetraphase Pharmaceuticals, Cl. I	6,260	[a]	268,429
ZIOPHARM Oncology	9,220	[a]	87,406
ZS Pharma	1,570	[a]	91,845
			19,049,965
Real Estate—3.2%
Alexander & Baldwin	4,930		202,475
AV Homes	51,140	[a]	783,465
Chatham Lodging Trust	52,100	[c]	1,455,674
Corporate Office Properties Trust	170,933	[c]	4,387,850
DiamondRock Hospitality	22,960	[c]	302,383
Equity Commonwealth	34,800	[a,c]	896,100
First Potomac Realty Trust	68,001	[c]	686,810
Hersha Hospitality Trust	325,272	[c]	2,068,730
Highwoods Properties	4,410	[c]	185,000
iStar Financial	131,407	[a,c]	1,867,293
LaSalle Hotel Properties	66,408	[c]	2,421,236

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Real Estate (continued)
Lexington Realty Trust	142,100	[c]	1,304,478
Medical Properties Trust	113,887	[c]	1,544,308
New Senior Investment Group	204,074		3,254,981
Newcastle Investment	225,550	[c]	1,157,071
Outfront Media	38,625		1,070,299
Parkway Properties	82,306	[c]	1,414,840
Ramco-Gershenson Properties Trust	39,942	[c]	687,801
Sovran Self Storage	3,300	[c]	300,993
STAG Industrial	6,150	[c]	130,995
Sun Communities	3,770	[c]	237,925
Sunstone Hotel Investors	20,820	[c]	317,713
			26,678,420
Retailing—4.0%
ANN	103,663	[a]	4,846,245
Asbury Automotive Group	4,410	[a]	375,379
Big Lots	75,850		3,329,815
CST Brands	18,595		739,523
DSW, Cl. A	45,873		1,589,500
Express	94,407	[a]	1,665,340
Finish Line, Cl. A	24,725	[b]	647,053
Genesco	24,400	[a]	1,615,036
GNC Holdings, Cl. A	27,970		1,245,784
Haverty Furniture	53,470		1,123,405
Lithia Motors, Cl. A	45,195		4,811,008
Lumber Liquidators Holdings	17,174	[a]	350,350
New York & Co	61,280	[a]	155,651
Office Depot	108,888	[a]	1,009,392
Outerwall	31,993	[b]	2,452,583
Pier 1 Imports	99,150	[b]	1,260,197
Rent-A-Center	31,195		943,649
Select Comfort	34,561	[a]	1,076,575
Shutterfly	31,500	[a]	1,464,750
Sonic Automotive, Cl. A	60,020		1,395,465
The Children’s Place	17,600		1,151,040
			33,247,740

18

Common Stocks (continued)	Shares		Value ($)
Semiconductors & Semiconductor
Equipment—3.4%
ANADIGICS	659,947	[a]	572,768
Applied Micro Circuits	123,060	[a]	786,353
Axcelis Technologies	673,635	[a]	2,155,632
Brooks Automation	44,170		496,471
Cabot Microelectronics	42,520	[a]	1,963,574
CEVA	31,530	[a]	647,626
ChipMOS Technologies	41,700		968,274
Cypress Semiconductor	90,565	[a]	1,243,457
Entegris	19,310	[a]	268,988
FormFactor	113,150	[a]	1,053,426
Intersil, Cl. A	10,670		144,045
MA-COM Technology
Solutions Holdings	33,200	[a,b]	1,266,912
Mellanox Technologies	25,090	[a]	1,262,529
Microsemi	170,389	[a]	6,200,456
MKS Instruments	8,640		325,814
Qorvo	2,050	[a]	168,408
Rambus	153,280	[a]	2,343,651
Rudolph Technologies	33,000	[a]	420,420
Silicon Laboratories	4,640	[a]	257,242
Teradyne	84,100		1,778,715
Ultratech	97,890	[a]	1,951,927
Veeco Instruments	37,300	[a]	1,129,444
Xcerra	98,962	[a]	763,987
			28,170,119
Software & Services—5.7%
ACI Worldwide	4,870	[a]	115,955
Acxiom	84,100	[a]	1,393,537
American Software, Cl. A	81,806		719,075
AVG Technologies	67,000	[a]	1,642,840
Bankrate	72,930	[a]	889,746
Blackbaud	2,490		127,637
Booz Allen Hamilton Holdings	181,229		4,594,155
Cadence Design Systems	68,610	[a]	1,357,792

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
Cass Information Systems	30,168		1,504,176
Computer Services	14,993		637,203
Comverse	86,108	[a]	2,072,620
Convergys	130,200		3,232,866
CoreLogic	65,030	[a]	2,534,869
Covisint	168,600	[a]	453,534
DST Systems	22,110		2,617,824
Epiq Systems	61,600		1,033,032
FalconStor Software	570,929	[a]	822,138
Gigamon	37,300	[a]	1,147,348
Heartland Payment Systems	19,100		1,020,895
Jack Henry & Associates	27,950		1,818,986
Lionbridge Technologies	113,970	[a]	629,114
MAXIMUS	3,300		215,721
Mentor Graphics	17,620		460,058
MoneyGram International	87,060	[a]	846,223
Monotype Imaging Holdings	30,550		792,467
NeuStar, Cl. A	69,900	[a,b]	1,909,668
Nuance Communications	117,650	[a]	1,984,756
Rovi	112,590	[a,b]	1,887,008
SeaChange International	110,520	[a]	747,115
Silver Spring Networks	86,200	[a,b]	1,178,354
SS&C Technologies Holdings	2,840		167,361
Syntel	34,720	[a]	1,649,547
Unwired Planet	647,344	[a]	435,145
VeriFone Systems	29,960	[a]	1,143,573
Verint Systems	49,208	[a]	3,182,291
			46,964,629

20

Common Stocks (continued)	Shares		Value ($)
Technology Hardware & Equipment—8.6%
ADTRAN	60,073		1,034,457
Anixter International	81,222	[a]	5,523,096
ARRIS Group	77,880	[a]	2,570,819
Aviat Networks	541,823	[a]	617,678
Avid Technology	93,000	[a]	1,656,330
Avnet	29,620		1,303,576
Badger Meter	24,025		1,550,093
Bel Fuse, Cl. B	29,440		659,456
Belden	69,953		5,905,432
Black Box	36,895		740,114
Brocade Communications Systems	104,780		1,295,605
Ceragon Networks	87,630	[a,b]	114,795
Ciena	78,530	[a,b]	1,894,144
Cognex	22,150		1,117,911
Comtech Telecommunications	62,000		1,862,480
CTS	35,736		673,624
Dolby Laboratories, Cl. A	37,310		1,460,686
Harmonic	122,500	[a]	834,225
II-VI	67,930	[a]	1,268,253
Infinera	78,220	[a]	1,614,461
Ingram Micro, Cl. A	60,539	[a,b]	1,623,051
InvenSense	52,600	[a,b]	744,816
Itron	30,030	[a]	1,077,777
JDS Uniphase	92,700	[a]	1,188,414
Kimball Electronics	33,970		529,253
Knowles	66,059	[a,b]	1,278,242
Lexmark International, Cl. A	59,020		2,713,740
Littelfuse	51,192		4,950,266

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Technology Hardware &
Equipment (continued)
LRAD	97,250	[a,b]	229,510
Maxwell Technologies	99,900	[a,b]	509,490
Mercury Systems	95,290	[a]	1,300,708
Methode Electronics	37,550		1,762,222
Neonode	74,480	[a,b]	304,623
OSI Systems	12,110	[a]	874,826
Park Electrochemical	56,375		1,210,935
Plantronics	7,618		420,285
Plexus	18,932	[a]	861,027
QLogic	37,239	[a]	577,949
Quantum	599,019	[a]	1,221,999
Rogers	14,420	[a]	1,041,845
ScanSource	33,277	[a]	1,294,475
ShoreTel	179,100	[a]	1,232,208
Sonus Networks	277,106	[a]	2,169,740
SYNNEX	25,080		2,073,364
Vishay Intertechnology	393,195		5,119,399
Vishay Precision Group	27,120	[a]	357,984
			70,365,383
Telecommunication Services—.4%
FairPoint Communications	64,800	[a,b]	1,307,664
Telephone & Data Systems	20,440		606,864
US Cellular	13,940	[a]	545,054
Vonage Holdings	254,500	[a]	1,185,970
			3,645,552
Transportation—1.4%
Air Transport Services Group	83,831	[a]	881,902

22

Common Stocks (continued)	Shares		Value ($)
Transportation (continued)
Allegiant Travel	930		146,447
Celadon Group	63,500		1,480,820
Danaos	105,701	[a]	689,170
Forward Air	6,260		324,706
JetBlue Airways	8,290	[a]	167,126
Landstar System	26,850	[b]	1,755,990
Quality Distribution	69,400	[a]	1,097,908
Ryder System	22,270		2,041,045
SkyWest	14,074		208,295
Spirit Airlines	3,650	[a]	232,031
Swift Transportation	50,160	[a]	1,167,223
Werner Enterprises	57,755		1,589,417
			11,782,080
Utilities—2.6%
ALLETE	112,501		5,664,425
Atlantic Power	239,800	[b]	707,410
Dynegy	53,020	[a]	1,714,667
MGE Energy	2,260		87,530
New Jersey Resources	84,717		2,547,440
NorthWestern	34,600		1,799,892
Ormat Technologies	40,350	[b]	1,496,985
Piedmont Natural Gas	7,130		265,878
PNM Resources	32,300		858,857
Portland General Electric	131,045		4,581,333
Questar	57,100		1,296,170
			21,020,587
Total Common Stocks
(cost $690,063,257)			799,846,869

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—8.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $67,579,785)	67,579,785 [d]	67,579,785

Total Investments (cost $757,643,042)	105.4%	867,426,654
Liabilities, Less Cash and Receivables	(5.4%)	(44,104,780)
Net Assets	100.0%	823,321,874

ADR—American Depository Receipts
ETF—Exchange-Traded Fund

a Non-income producing security.
b Security, or portion thereof, on loan.At May 31, 2015, the value of the fund’s securities on loan was $76,102,324 and the value of the collateral held by the fund was $78,720,687, consisting of cash collateral of $67,579,785 and
U.S. Government & Agency securities valued at $11,140,902.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banks	13.6	Utilities	2.6
Capital Goods	11.8	Consumer Services	2.4
Technology Hardware & Equipment	8.6	Pharmaceuticals,
Money Market Investment	8.2	Biotech & Life Sciences	2.3
Commercial & Professional Services	6.7	Energy	2.2
Materials	6.6	Automobiles & Components	1.7
Software & Services	5.7	Media	1.6
Diversified Financials	5.2	Food, Beverage & Tobacco	1.4
Insurance	4.7	Transportation	1.4
Retailing	4.0	Exchange-Traded Funds	.7
Health Care Equipment & Services	3.7	Household & Personal Products	.4
Semiconductors &		Telecommunication Services	.4
Semiconductor Equipment	3.4	Food & Staples Retailing	.3
Real Estate	3.2
Consumer Durables & Apparel	2.6		105.4

† Based on net assets.
See notes to financial statements.

24

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2015 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $76,102,324)—Note 1(b):
Unaffiliated issuers			690,063,257	799,846,869
Affiliated issuers			67,579,785	67,579,785
Cash				26,834,939
Receivable for investment securities sold				2,690,451
Dividends and securities lending income receivable				705,621
Receivable for shares of Common Stock subscribed				509,427
Prepaid expenses				31,536
				898,198,628
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				677,613
Liability for securities on loan—Note 1(b)				67,579,785
Payable for investment securities purchased				6,043,944
Payable for shares of Common Stock redeemed				499,018
Accrued expenses				76,394
				74,876,754
Net Assets ($)				823,321,874
Composition of Net Assets ($):
Paid-in capital				690,275,365
Accumulated undistributed investment income—net				2,796,771
Accumulated net realized gain (loss) on investments				20,466,126
Accumulated net unrealized appreciation
(depreciation) on investments				109,783,612
Net Assets ($)				823,321,874

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	2,355,218	73,153	20,927,570	799,965,933
Shares Outstanding	102,655	3,383	899,465	34,408,072
Net Asset Value Per Share ($)	22.94	21.62	23.27	23.25
See notes to financial statements.

The Fund 25

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $5,196 foreign taxes withheld at source)	6,084,574
Income from securities lending—Note 1(b)	451,508
Total Income	6,536,082
Expenses:
Management fee—Note 3(a)	3,537,641
Custodian fees—Note 3(c)	42,889
Professional fees	15,243
Registration fees	39,884
Directors’ fees and expenses—Note 3(d)	38,037
Prospectus and shareholders’ reports	11,745
Shareholder servicing costs—Note 3(c)	7,672
Loan commitment fees—Note 2	3,572
Distribution fees—Note 3(b)	210
Miscellaneous	24,460
Total Expenses	3,721,353
Less—reduction in expenses due to undertaking—Note 3(a)	(428)
Less—reduction in fees due to earnings credits—Note 3(c)	(4)
Net Expenses	3,720,921
Investment Income—Net	2,815,161
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	24,879,573
Net unrealized appreciation (depreciation) on investments	6,762,054
Net Realized and Unrealized Gain (Loss) on Investments	31,641,627
Net Increase in Net Assets Resulting from Operations	34,456,788

See notes to financial statements.

26

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2015	Year Ended
	(Unaudited)	November 30, 2014
Operations ($):
Investment income—net	2,815,161	2,622,735
Net realized gain (loss) on investments	24,879,573	88,770,738
Net unrealized appreciation
(depreciation) on investments	6,762,054	(63,501,216)
Net Increase (Decrease) in Net Assets
Resulting from Operations	34,456,788	27,892,257
Dividends to Shareholders from ($):
Investment income—net:
Class A	(472)	(5,087)
Class I	(48,079)	(3,895,063)
Class Y	(2,152,331)	(6)
Net realized gain on investments:
Class A	(245,496)	(138,419)
Class C	(6,784)	(19,582)
Class I	(2,368,821)	(56,713,713)
Class Y	(86,586,187)	(93)
Total Dividends	(91,408,170)	(60,771,963)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	545,079	909,969
Class C	25,000	18,504
Class I	5,958,871	76,211,933
Class Y	112,851,744	799,022,425
Dividends reinvested:
Class A	244,238	141,900
Class C	6,784	19,582
Class I	2,099,337	30,393,174
Class Y	44,506,044	—
Cost of shares redeemed:
Class A	(309,145)	(466,697)
Class C	(8,622)	(201,387)
Class I	(6,005,828)	(779,866,478)
Class Y	(49,233,077)	(32,065,072)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	110,680,425	94,117,853
Total Increase (Decrease) in Net Assets	53,729,043	61,238,147
Net Assets ($):
Beginning of Period	769,592,831	708,354,684
End of Period	823,321,874	769,592,831
Undistributed investment income—net	2,796,771	2,182,492

The Fund 27

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	May 31, 2015	Year Ended
	(Unaudited)	November 30, 2014
Capital Share Transactions:
Class A
Shares sold	24,345	36,677
Shares issued for dividends reinvested	10,898	5,770
Shares redeemed	(13,527)	(19,251)
Net Increase (Decrease) in Shares Outstanding	21,716	23,196
Class C
Shares sold	1,141	795
Shares issued for dividends reinvested	321	831
Shares redeemed	(404)	(8,480)
Net Increase (Decrease) in Shares Outstanding	1,058	(6,854)
Class Ia
Shares sold	255,930	3,068,808
Shares issued for dividends reinvested	92,251	1,223,987
Shares redeemed	(257,842)	(30,100,703)
Net Increase (Decrease) in Shares Outstanding	90,339	(25,807,908)
Class Ya
Shares sold	4,898,372	30,943,433
Shares issued for dividends reinvested	1,956,768	—
Shares redeemed	(2,088,441)	(1,302,104)
Net Increase (Decrease) in Shares Outstanding	4,766,699	29,641,329

a During the period ended November 30, 2014, 27,149,740 Class I shares representing $705,893,243 were exchanged for 27,160,186 ClassY shares.

See notes to financial statements.

28

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
May 31, 2015				Year Ended November 30,
Class A Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	24.89		26.25	19.62	18.66	19.63	15.24
Investment Operations:
Investment income (loss)—net[a]	.04		.01	.06	.02	(.04)	(.05)
Net realized and unrealized
gain (loss) on investments	.93		.84	7.57	2.56	.23	4.47
Total from Investment Operations	.97		.85	7.63	2.58	.19	4.42
Distributions:
Dividends from
investment income—net	(.00)[b]		(.08)	(.00)[b]	—	—	—
Dividends from net realized
gain on investments	(2.92)		(2.13)	(1.00)	(1.62)	(1.16)	(.03)
Total Distributions	(2.92)		(2.21)	(1.00)	(1.62)	(1.16)	(.03)
Net asset value, end of period	22.94		24.89	26.25	19.62	18.66	19.63
Total Return (%)[c]	4.19	[d]	3.35	40.73	15.04	.62	29.05
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.29	[e]	1.31	1.33	1.40	1.29	1.34
Ratio of net expenses
to average net assets	1.29	[e]	1.30	1.30	1.36	1.27	1.32
Ratio of net investment income
(loss) to average net assets	.38	[e]	.02	.25	.12	(.18)	(.27)
Portfolio Turnover Rate	37.27	[d]	104.22	68.30	74.74	67.49	56.03
Net Assets, end of period
($ x 1,000)	2,355		2,015	1,516	889	1,071	7,308

a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2015				Year Ended November 30,
Class C Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	23.70		25.19	19.00	18.25	19.34	15.13
Investment Operations:
Investment (loss)—net[a]	(.04)		(.20)	(.10)	(.12)	(.18)	(.18)
Net realized and unrealized
gain (loss) on investments	.88		.84	7.29	2.49	.25	4.42
Total from Investment Operations	.84		.64	7.19	2.37	.07	4.24
Distributions:
Dividends from net realized
gain on investments	(2.92)		(2.13)	(1.00)	(1.62)	(1.16)	(.03)
Net asset value, end of period	21.62		23.70	25.19	19.00	18.25	19.34
Total Return (%)[b]	3.84	[c]	2.60	39.69	14.16	(.03)	28.07
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.68	[d]	2.22	2.16	2.15	2.03	2.10
Ratio of net expenses
to average net assets	2.00	[d]	2.05	2.06	2.12	2.02	2.08
Ratio of net investment (loss)
to average net assets	(.33)[d]		(.83)	(.48)	(.64)	(.92)	(1.02)
Portfolio Turnover Rate	37.27	[c]	104.22	68.30	74.74	67.49	56.03
Net Assets, end of period
($ x 1,000)	73		55	231	165	164	916

a	Based on average shares outstanding.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

30

Six Months Ended
May 31, 2015				Year Ended November 30,
Class I Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	25.22		26.55	19.84	18.83	19.72	15.28
Investment Operations:
Investment income—net[a]	.08		.08	.14	.10	.04	.00 [b]
Net realized and unrealized
gain (loss) on investments	.94		.87	7.65	2.57	.23	4.47
Total from Investment Operations	1.02		.95	7.79	2.67	.27	4.47
Distributions:
Dividends from
investment income—net	(.05)		(.15)	(.08)	(.04)	—	(.00)[b]
Dividends from net realized
gain on investments	(2.92)		(2.13)	(1.00)	(1.62)	(1.16)	(.03)
Total Distributions	(2.97)		(2.28)	(1.08)	(1.66)	(1.16)	(.03)
Net asset value, end of period	23.27		25.22	26.55	19.84	18.83	19.72
Total Return (%)	4.34	[c]	3.72	41.27	15.45	1.04	29.32
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.97	[d]	.95	.95	.99	.99	1.07
Ratio of net expenses
to average net assets	.97	[d]	.95	.95	.99	.99	1.06
Ratio of net investment income
to average net assets	.69	[d]	.31	.60	.52	.20	.02
Portfolio Turnover Rate	37.27	[c]	104.22	68.30	74.74	67.49	56.03
Net Assets, end of period
($ x 1,000)	20,928		20,403	706,606	429,732	297,086	243,304

a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 31

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2015		Year Ended November 30,
Class Y Shares	(Unaudited)		2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	25.21		26.54	22.76
Investment Operations:
Investment income—net[b]	.08		.12	.02
Net realized and unrealized
gain (loss) on investments	.94		.83	3.76
Total from Investment Operations	1.02		.95	3.78
Distributions:
Dividends from investment income—net	(.06)		(.15)	—
Dividends from net realized gain on investments	(2.92)		(2.13)	—
Total Distributions	(2.98)		(2.28)	—
Net asset value, end of period	23.25		25.21	26.54
Total Return (%)	4.35	[c]	3.71	16.61	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.94	[d]	.95	1.01	[d]
Ratio of net expenses to average net assets	.94	[d]	.95	.99	[d]
Ratio of net investment income
to average net assets	.72	[d]	.45	.07	[d]
Portfolio Turnover Rate	37.27	[c]	104.22	68.30
Net Assets, end of period ($ x 1,000)	799,966		747,120	1

a	From July 1, 2013 (commencement of initial offering) to November 30, 2013.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

32

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Select Managers Small Cap Value Fund (the “fund”) is a separate non-diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. EACM Advisors LLC (“EACM”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s portfolio allocation manager. Thompson, Siegel and Walmsley, LLC (“TS&W”),Walthausen & Co., LLC (“Walthausen”), Neuberger Berman Management LLC (“Neuberger Berman”), Lombardia Capital Partners, LLC (“Lombardia”), Iridian Asset Management LLC (“Iridian”), Kayne Anderson Rudnick Investment Management, LLC (“Kayne”), Channing Capital Management, LLC (“Channing”) and Eastern Shore Capital Management (“Eastern Shore”) serve as the fund’s sub-investment advisers, each managing an allocated portion of the fund’s portfolio. At a May 4, 2015 meeting, the Company’s Board of Directors (the “Board”) approved a new sub-investment advisory agreement with Eastern Shore, which became effective May 18, 2015.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unad-

34

justed quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

36

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	780,213,695	—	—	780,213,695
Equity Securities—
Foreign
Common Stocks†	13,544,600	—	—	13,544,600
Exchange-Traded
Funds	6,088,574	—	—	6,088,574
Mutual Funds	67,579,785	—	—	67,579,785

† See Statement of Investments for additional detailed categorizations.

At May 31, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended May 31, 2015, The Bank of New York Mellon earned $135,400 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended May 31, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	11/30/2014 ($)	Purchases ($)	Sales ($)	5/31/2015 ($)	Assets (%)
Dreyfus
Institutional
Cash
Advantage
Fund	45,342,224	116,215,995	93,978,434	67,579,785	8.2

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

38

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2014 was as follows: ordinary income $30,997,047 and long-term capital gains $29,774,916.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2015, the fund did not borrow under the Facilities.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .90% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus had contractually agreed, from December 1, 2014 through April 1, 2016, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of Class A, C, I and Y shares (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.05%, 1.05%, 1.05% and .95%, of the value of the respective class’ average daily net assets The reduction in expenses, pursuant to the undertaking, amounted to $428 during the period ended May 31, 2015.

Pursuant to a Portfolio Allocation Agreement between Dreyfus and EACM, Dreyfus pays EACM a monthly fee at an annual percentage of the value of the fund’s average daily net assets.

Pursuant to separate sub-investment advisory agreements between Dreyfus and TS&W, Walthausen, Neuberger Berman, Lombardia, Iridian, Kayne, Channing and Eastern Shore, each serves as the fund’s sub-investment adviser responsible for the day-to-day management of a portion of the fund’s portfolio. Dreyfus pays each sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to an unaffiliated sub-investment

40

adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.

During the period ended May 31, 2015, the Distributor retained $345 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2015, Class C shares were charged $210 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2015, Class A and Class C shares were charged $2,884 and $70, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2015, the fund was charged $1,778 for transfer agency services and $71 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $4.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2015, the fund was charged $42,889 pursuant to the custody agreement.

During the period ended May 31, 2015, the fund was charged $13,507 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $628,304, Distribution Plan fees $37, Shareholder Services Plan fees $513, custodian fees $43,194, Chief Compliance Officer fees $4,648 and transfer agency fees $938, which are offset against an expense reimbursement currently in effect in the amount of $21.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

42

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2015, amounted to $309,445,026 and $285,062,860, respectively.

At May 31, 2015, accumulated net unrealized appreciation on investments was $109,783,612, consisting of $139,110,120 gross unrealized appreciation and $29,326,508 gross unrealized depreciation.

At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 43

APPROVAL OF AN ADDITONAL
SUB-INVESTMENT ADVISER

At a meeting of the fund’s Board of Directors held on May 4, 2015, Dreyfus and EACM recommended the appointment of Eastern Shore Capital Management, a division of Moody Aldrich Partners, LLC (“Eastern Shore”), to serve as a new sub-adviser for the fund.The recommendation of Eastern Shore was based on, among other information, EACM’s review and due diligence report relating to Eastern Shore and its investment advisory services. In the opinion of Dreyfus and EACM, the proposed allocation to Eastern Shore of a portion of the fund’s assets would allow Eastern Shore to effectively complement the fund’s seven other sub-advisers, Thomson, Siegel and Walmsley, LLC, Walthausen & Co., LLC, Neuberger Berman Management, LLC, Lombardia Capital Partners, LLC, Iridian Asset Management, LLC, Kayne Rudnick Anderson Investment Management, LLC and Channing Capital Management, LLC, and increase portfolio diversification, as well as help avoid any potential capacity constraints that may arise if the fund further grows its assets and would be in the best interests of the fund’s shareholders. It was noted that the target percentage of the fund’s assets to be allocated to Eastern Shore will occur over time.

At the Meeting, the Board, including a majority of the Directors who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the fund or Dreyfus (the “Independent Directors”), considered and approved a new Sub-Investment Advisory Agreement, on behalf of the fund, between Dreyfus and Eastern Shore (the “Sub-Advisory Agreement”). In determining whether to approve the Sub-Advisory Agreement, the Board considered the due diligence materials prepared by EACM and other information, which included: (i) a copy of the Sub-Advisory Agreement between Dreyfus and Eastern Shore; (ii) information regarding the process by which EACM recommended and Dreyfus selected and recommended Eastern Shore for Board approval; (iii) information regarding the nature, extent and quality of the services Eastern Shore would provide to the fund; (iv) information regarding Eastern Shore’s reputation, investment management business, personnel, and operations; (v) information regarding Eastern Shore’s brokerage

44

and trading policies and practices; (vi) information regarding the level of the sub-investment advisory fee to be charged by Eastern Shore; (vii) information regarding Eastern Shore’s compliance program; and (viii) information regarding Eastern Shore’s historical performance returns managing investment mandates similar to the fund’s investment mandate, with such performance compared to relevant indices. The Board also considered the substance of discussions with representatives of Dreyfus and EACM at the Meeting. Additionally, the Board reviewed materials supplied by counsel that were prepared for use by the Board in fulfilling its duties under the 1940 Act.

Nature, Extent and Quality of Services to be Provided by Eastern Shore. In examining the nature, extent, and quality of the services to be provided by Eastern Shore to the fund, the Board considered Eastern Shore’s: (i) organization, history, reputation, qualification and background, as well as the qualifications of its personnel; (ii) expertise in providing portfolio management services to other similar investment portfolios and the performance history of those portfolios; (iii) proposed investment strategy for the fund; (iv) long- and short-term performance relative to unmanaged indices; and (v) compliance pro-gram.The Board specifically took into account Eastern Shore’s investment process and research resources and capabilities, evaluating how Eastern Shore would complement the fund’s existing Sub-Advisers. The Board also discussed the acceptability of the terms of the Sub-Advisory Agreement, noting the substantial similarity to the terms of the fund’s other sub-investment advisory agreements. The Board also considered the review process undertaken by EACM, subject to Dreyfus’ supervision, and EACM’s favorable assessment of the nature and quality of the sub-investment advisory services expected to be provided to the fund by Eastern Shore.The Board concluded that the fund will benefit from the quality and experience of Eastern Shore’s investment professionals. Based on their consideration and review of the foregoing information, the Board concluded that the nature, extent, and quality of the sub-investment advisory services to be pro-

The Fund 45

APPROVAL OF AN ADDITONAL SUB-INVESTMENT ADVISER (continued)

vided by Eastern Shore were adequate and appropriate in light of Eastern Shore’s experience in managing small cap value equity assets, Eastern Shore’s portfolio management and research resources to be applied in managing a portion of the fund’s portfolio, and Dreyfus’ and EACM’s recommendation to engage Eastern Shore, and supported a decision to approve the Sub-Advisory Agreement.

Investment Performance of Eastern Shore. Because Eastern Shore was a newly-appointed sub-adviser for the fund, the Board could not consider its investment performance in managing a portion of the fund’s portfolio as a factor in evaluating the Sub-Advisory Agreement during the Meeting. However, the Board did review Eastern Shore’s historical performance record in managing other portfolios that were comparable to the fund with respect to its investment mandate.The Board also discussed with representatives of Dreyfus and EACM the investment strategies to be employed by Eastern Shore in the management of its portion of the fund’s assets. The Board noted Eastern Shore’s reputation and experience with respect to small cap value equity investing, the portfolio manager’s experience in selecting small cap value stocks, and EACM’s experience and reputation in selecting, evaluating, and overseeing investment managers. Based on their consideration and review of the foregoing information, the Board concluded that these factors supported a decision to approve the Sub-Advisory Agreement.

Costs of Services to be Provided.The Board considered the proposed fee payable under the Sub-Advisory Agreement, noting that the proposed fee would be paid by Dreyfus, and not the fund, and, thus, would not impact the fees paid by the fund. The Board concluded that the proposed fee payable to Eastern Shore by Dreyfus with respect to the assets to be allocated to Eastern Shore in its capacity as a sub-adviser was reasonable and appropriate, and further noted that the rate of the proposed fee was the same as the rate charged by the fund’s other sub-advisers.

46

Profitability and Economies of Scale to be Realized.The Board recognized that, because Eastern Shore’s fee would be paid by Dreyfus, and not the fund, an analysis of economies of scale and profitability was more appropriate in the context of the Board’s consideration of the Management Agreement. Accordingly, considerations of profitability and economies of scale with respect to Eastern Shore were not relevant to the Board’s determination to approve the Sub-Advisory Agreement. The Board also considered whether there were any ancillary benefits that may accrue to Eastern Shore as a result of its relationship with the fund. The Board concluded that any benefits that were expected to accrue to Eastern Shore by virtue of its relationship with the fund were reasonable. In considering the materials and information described above, the Independent Directors received assistance from, and met separately with, their independent legal counsel, and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to the approval of investment advisory and sub-investment advisory agreements.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including a majority of the Independent Directors, with the assistance of independent legal counsel, concluded that the initial approval of the Sub-Advisory Agreement was in the best interests of the fund, and approved the Sub-Advisory Agreement for the fund.

The Fund 47

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

International
Stock Fund

SEMIANNUAL REPORT May 31, 2015

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May LoseValue

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	UnderstandingYour Fund’s Expenses
6	ComparingYour Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

International
Stock Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for International Stock Fund, covering the six-month period from December 1, 2014, through May 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International stock markets continued to encounter bouts of heightened volatility on their way to posting moderate gains, on average. Despite ongoing concerns that persistent economic weakness and deflationary pressures in Europe, Japan, and China might undermine corporate profits for non-U.S. and multinational companies, investor sentiment recently has been buoyed by increasingly accommodative monetary policies from major central banks. Indeed, aggressive monetary stimulus measures caused most local currencies to depreciate against the U.S. dollar, making foreign exports more attractive to U.S. consumers in a recovering domestic economy.

We remain optimistic regarding the long-term outlook for the global economy generally and for international equities in particular.We believe currency depreciation has enhanced Europe’s competitiveness in global markets, recent wage negotiations in Japan suggest that long-awaited inflationary pressure may be taking root, and more stimulative economic policies in China may provide a catalyst for growth in the rest of Asia. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
June 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the reporting period of December 1, 2014, through May 31, 2015, as provided by Charlie Macquaker and Roy Leckie of Walter Scott & Partners Limited (Walter Scott), Sub-investment adviser

Fund and Market Performance Overview

For the six-month period ended May 31, 2015, International Stock Fund’s Class A shares produced a total return of 5.14%, Class C shares returned 4.73%, Class I shares returned 5.33%, and Class Y shares returned 5.35%.1 In comparison, the fund’s benchmark index, the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “MSCI EAFE Index”), achieved a 4.84% return over the same period.2

International stocks advanced moderately during the reporting period amid sluggish economic growth and more aggressively accommodative monetary policies from major central banks.The fund’s Class A, Class I, and Class Y shares produced higher returns than the benchmark, mainly due to strong security selections across several countries and market sectors.

The Fund’s Investment Approach

The fund seeks long-term real return by investing in high-quality companies believed to be capable of sustainable growth and wealth creation over a long time horizon.The fund invests in stocks of foreign companies that are predominantly located in the world’s developed markets outside of the United States.When selecting stocks,Walter Scott seeks companies with fundamental strengths that indicate the potential for sustainable growth.The firm focuses on individual stock selection through extensive fundamental research. Candidates are initially selected for research if they meet certain broad absolute and trend criteria. Financial statements are analyzed in an effort to identify the nature of their cash generation and to understand the variables that could add value to their businesses. Companies meeting the financial criteria are subjected to a detailed investigation of products, costs and pricing, competition, industry position, and outlook.

Economic Sentiment Drove Market Performance

Economic growth generally proved sluggish in international markets during the reporting period, and a steep decline in oil prices in late 2014 stoked deflation

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

fears while generating challenges for energy producers. In Europe, disagreements between Greece and the European Union over debt relief measures produced additional uncertainty.

Nonetheless, the MSCI EAFE Index registered a moderately positive return in this environment. European equities were buoyed by a larger-than-expected quantitative easing program from the European Central Bank. One consequence of the ECB’s liquidity injection has been to weaken the euro particularly against the dollar, which has had major implications for many of the euro-based but global companies in which we invest. Elsewhere, Japanese stocks fared relatively well in the midst of new monetary stimulus measures. In contrast, U.K.-based equities generally lagged market averages.

Investment returns were further affected by a strengthening U.S. dollar against most other currencies, which dampened results from unhedged foreign investments for U.S. residents.

Highly Selective Approach

The fund performed well during the reporting period across a variety of countries and industry groups, reflecting Walter Scott’s highly selective approach of investing in high quality companies irrespective of region or sector. Swiss agricultural supplier Syngenta ranked as the reporting period’s top individual performer after being targeted for acquisition by global industry giant Monsanto. The advance has been rejected unanimously by the Swiss company’s board on the basis that the proposal significantly undervalues the business. Consequently, members of the investment team have met with senior management at both Syngenta and Monsanto to discuss the proposal and will continue to monitor the situation closely. Japanese machinery producer FANUC performed well in response to a positive outlook for factory automation and after announcing new measures to improve shareholder value.There was a notable spike in the share price of British natural gas producer BG Group after a takeover offer from Royal Dutch Shell, prompting us to lock in profits by selling the fund’s position. Japanese insurer Tokio Marine Holdings encountered stronger overseas business trends when a weaker yen made pricing more competitive. Irish information services company Experian was a beneficiary of expectations around the benefits of a change in the business model for its direct-to-consumer business in the United States.

In contrast, other holdings weighed on the fund’s relative performance over the reporting period. Australian retail conglomerate Woolworths issued a weaker-than-expected

4

earnings forecast stemming from competitive pressures and management changes in its supermarket unit. In Japan, Shin-Etsu Chemical, with whom the investment team recently met, disappointed by refraining from raising its dividend, and construction equipment producer Komatsu was hurt by the economic slowdown in China. British beverages producer Diageo lost market share to craft distillers in the United States. Swiss accessories maker The Swatch Group struggled with intensifying competitive pressures during a slump in sales of luxury goods in the emerging markets.

Finding Opportunities despite Economic Headwinds

The world has long been entrenched in an environment of low growth, low inflation, and low interest rates, and we remain concerned about high debt levels in Europe and Japan as well as signs of slowing industrial activity in the United States.Yet, in our analysis, the aggregate financial characteristics of the fund’s holdings continue to be remarkably strong. Individual companies in our portfolio have strong balance sheets and are generating excellent levels of internal profitability.We believe that this dynamic will drive stock prices higher over the long term as companies with these characteristics continue to generate wealth.

Therefore, we have continued to identify ample opportunities meeting our investment criteria.As of the reporting period’s end, the fund held overweighted exposure to the consumer discretionary, energy, and consumer staples sectors. In contrast, the fund held relatively light positions in the financials and telecommunications services sectors.

June 15, 2015

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.
The Morgan Stanley Capital International Europe,Australasia, Far East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Returns are calculated on a month-end basis. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in International Stock Fund from December 1, 2014 to May 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.44	$10.31	$4.76	$4.71
Ending value (after expenses)	$1,051.40	$1,047.30	$1,053.30	$1,053.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.34	$10.15	$4.68	$4.63
Ending value (after expenses)	$1,018.65	$1,014.86	$1,020.29	$1,020.34

† Expenses are equal to the fund’s annualized expense ratio of 1.26% for Class A, 2.02% for Class C, .93% for
Class I and .92% for ClassY, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
May 31, 2015 (Unaudited)

Common Stocks—97.9%	Shares	Value ($)
Australia—3.9%
Cochlear	356,600	24,051,396
CSL	926,500	65,942,556
Woolworths	2,180,100	46,501,055
		136,495,007
Canada—1.7%
Suncor Energy	1,982,200	57,939,024
China—2.9%
China Shenhua Energy, Cl. H	8,128,500	19,962,393
CNOOC	53,621,000	83,475,129
		103,437,522
Denmark—2.6%
Novo Nordisk, Cl. B	1,626,000	92,138,424
Finland—1.9%
Kone, Cl. B	1,552,000	65,091,148
France—11.2%
Air Liquide	575,000	74,119,950
Danone	963,980	66,229,435
Essilor International	507,576	62,001,340
L’Oreal	391,900	74,060,795
LVMH Moet Hennessy Louis Vuitton	368,300	65,902,964
Total	1,024,300	51,839,892
		394,154,376
Germany—4.3%
adidas	929,000	72,989,440
SAP	1,032,000	76,418,634
		149,408,074
Hong Kong—10.1%
AIA Group	12,082,000	79,349,446
China Mobile	5,173,500	67,903,337
CLP Holdings	6,249,000	54,603,921
Hang Lung Properties	25,615,000	80,921,740
Hong Kong & China Gas	29,272,128	70,566,641
		353,345,085

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Japan—19.0%
Daito Trust Construction	554,500		61,611,385
Denso	1,474,600		76,889,493
FANUC	409,400		89,969,722
Honda Motor	2,043,600		69,963,499
INPEX	5,109,600		62,914,579
Keyence	140,020		75,186,051
Komatsu	2,985,900		62,719,571
Rakuten	2,118,900		34,573,090
Shin-Etsu Chemical	981,900		59,712,602
Tokio Marine Holdings	1,759,700		72,424,437
			665,964,429
Singapore—2.1%
DBS Group Holdings	2,401,226		36,002,191
Oversea-Chinese Banking	5,189,502		39,203,501
			75,205,692
Spain—2.3%
Inditex	2,385,000		79,043,782
Sweden—1.9%
Hennes & Mauritz, Cl. B	1,718,000		67,770,364
Switzerland—13.4%
Givaudan	35,344	[a]	64,797,165
Kuehne + Nagel International	352,000		49,496,606
Nestle	879,000		68,288,132
Novartis	730,000		75,128,166
Roche Holding	268,000		78,906,939
SGS	16,100		30,984,391
Swatch Group-BR	72,000		28,634,237
Syngenta	159,700		73,140,328
			469,375,964
Taiwan—2.1%
Taiwan Semiconductor Manufacturing, ADR	2,982,300		72,410,244
United Kingdom—18.5%
Burberry Group	2,805,000		72,781,879
Compass Group	4,360,000		76,340,679
Diageo	2,429,000		67,514,345
Experian	4,363,000		83,182,721

8

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
Intertek Group	678,100	25,935,247
Reckitt Benckiser Group	895,900	80,973,497
Rolls-Royce Holdings	5,002,000 [a]	76,409,171
SABMiller	1,273,000	68,008,889
Smith & Nephew	1,926,000	34,194,825
Standard Chartered	3,975,132	63,613,379
		648,954,632
Total Common Stocks
(cost $2,874,599,179)		3,430,733,767

Other Investment—2.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $80,786,072)	80,786,072 [b]	80,786,072

Total Investments (cost $2,955,385,251)	100.2%	3,511,519,839
Liabilities, Less Cash and Receivables	(.2%)	(7,082,413)
Net Assets	100.0%	3,504,437,426

ADR—American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Consumer Discretionary	18.4	Materials	7.7
Industrial	13.8	Information Technology	6.4
Consumer Staples	13.5	Utilities	3.6
Financial	12.4	Money Market Investment	2.3
Health Care	12.3	Telecommunication Services	1.9
Energy	7.9		100.2

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2015 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			2,874,599,179	3,430,733,767
Affiliated issuers			80,786,072	80,786,072
Cash				1,399,160
Cash denominated in foeign currencies			1,714,362	1,711,461
Dividends receivable				14,952,705
Receivable for shares of Common Stock subscribed				2,725,524
Prepaid expenses				248,274
				3,532,556,963
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				2,939,455
Payable for shares of Common Stock redeemed				13,845,778
Payable for investment securities purchased				11,069,136
Accrued expenses				265,168
				28,119,537
Net Assets ($)				3,504,437,426
Composition of Net Assets ($):
Paid-in capital				2,979,955,549
Accumulated undistributed investment income—net				27,305,963
Accumulated net realized gain (loss) on investments				(58,265,356)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions				555,441,270
Net Assets ($)				3,504,437,426

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	117,036,111	22,272,398	1,687,105,477	1,678,023,440
Shares Outstanding	7,421,381	1,435,770	106,241,267	106,835,523
Net Asset Value Per Share ($)	15.77	15.51	15.88	15.71

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $4,766,681 foreign taxes withheld at source):
Unaffiliated issuers	46,644,717
Affiliated issuers	35,475
Total Income	46,680,192
Expenses:
Management fee—Note 3(a)	14,327,332
Shareholder servicing costs—Note 3(c)	572,685
Custodian fees—Note 3(c)	510,473
Registration fees	147,401
Directors’ fees and expenses—Note 3(d)	117,027
Distribution fees—Note 3(b)	85,864
Prospectus and shareholders’ reports	60,716
Professional fees	57,998
Loan commitment fees—Note 2	13,619
Miscellaneous	77,530
Total Expenses	15,970,645
Less—reduction in fees due to earnings credits—Note 3(c)	(25)
Net Expenses	15,970,620
Investment Income—Net	30,709,572
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	29,330,141
Net realized gain (loss) on forward foreign currency exchange contracts	(47,931)
Net Realized Gain (Loss)	29,282,210
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	112,277,590
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(15,808)
Net Unrealized Appreciation (Depreciation)	112,261,782
Net Realized and Unrealized Gain (Loss) on Investments	141,543,992
Net Increase in Net Assets Resulting from Operations	172,253,564

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2015	Year Ended
	(Unaudited)	November 30, 2014
Operations ($):
Investment income—net	30,709,572	52,127,129
Net realized gain (loss) on investments	29,282,210	(17,721,379)
Net unrealized appreciation
(depreciation) on investments	112,261,782	(73,865,820)
Net Increase (Decrease) in Net Assets
Resulting from Operations	172,253,564	(39,460,070)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(1,342,362)	(3,239,116)
Class C	(48,786)	(172,199)
Class I	(31,334,683)	(43,347,768)
Class Y	(16,487,075)	(16)
Total Dividends	(49,212,906)	(46,759,099)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	8,355,581	34,402,099
Class C	356,420	1,059,488
Class I	217,361,915	900,580,278
Class Y	657,318,412	1,202,028,796
Dividends reinvested:
Class A	1,292,513	3,140,068
Class C	34,177	120,295
Class I	29,033,887	32,088,480
Class Y	5,616,660	—
Cost of shares redeemed:
Class A	(39,738,374)	(174,314,811)
Class C	(3,876,585)	(11,382,495)
Class I	(736,925,658)	(1,690,923,943)
Class Y	(162,429,275)	(56,231,386)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(23,600,327)	240,566,869
Total Increase (Decrease) in Net Assets	99,440,331	154,347,700
Net Assets ($):
Beginning of Period	3,404,997,095	3,250,649,395
End of Period	3,504,437,426	3,404,997,095
Undistributed investment income—net	27,305,963	45,809,297

12

	Six Months Ended
	May 31, 2015	Year Ended
	(Unaudited)	November 30, 2014
Capital Share Transactions:
Class A
Shares sold	556,798	2,260,389
Shares issued for dividends reinvested	88,589	202,978
Shares redeemed	(2,614,647)	(11,352,564)
Net Increase (Decrease) in Shares Outstanding	(1,969,260)	(8,889,197)
Class C
Shares sold	23,841	70,654
Shares issued for dividends reinvested	2,375	7,883
Shares redeemed	(261,836)	(759,857)
Net Increase (Decrease) in Shares Outstanding	(235,620)	(681,320)
Class Ia
Shares sold	14,221,800	58,750,229
Shares issued for dividends reinvested	1,979,134	2,059,594
Shares redeemed	(49,225,641)	(107,876,292)
Net Increase (Decrease) in Shares Outstanding	(33,024,707)	(47,066,469)
Class Ya
Shares sold	44,236,791	76,683,096
Shares issued for dividends reinvested	387,089	—
Shares redeemed	(10,761,401)	(3,710,121)
Net Increase (Decrease) in Shares Outstanding	33,862,479	72,972,975

a During the period ended November 30, 2014, 70,163,061 Class I shares representing $1,113,085,047 were exchanged for 70,923,105 ClassY shares.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
May 31, 2015				Year Ended November 30,
Class A Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	15.15		15.57	14.13	12.58	12.83	11.97
Investment Operations:
Investment income—net[a]	.11		.19	.17	.21	.15	.09
Net realized and unrealized
gain (loss) on investments	.66		(.43)	1.46	1.46	(.31)	.86
Total from Investment Operations	.77		(.24)	1.63	1.67	(.16)	.95
Distributions:
Dividends from
investment income—net	(.15)		(.18)	(.19)	(.12)	(.09)	(.09)
Net asset value, end of period	15.77		15.15	15.57	14.13	12.58	12.83
Total Return (%)[b]	5.14	[c]	(1.57)	11.65	13.40	(1.32)	7.99
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.26	[d]	1.29	1.30	1.31	1.27	1.34
Ratio of net expenses
to average net assets	1.26	[d]	1.29	1.30	1.31	1.27	1.34
Ratio of net investment income
to average net assets	1.42	[d]	1.26	1.14	1.62	1.08	.69
Portfolio Turnover Rate	10.06	[c]	12.49	2.58	5.47	5.07	5.91
Net Assets, end of period
($ x 1,000)	117,036		142,259	284,575	174,825	192,351	124,347

a	Based on average shares outstanding.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

14

Six Months Ended
May 31, 2015				Year Ended November 30,
Class C Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	14.84		15.26	13.86	12.33	12.64	11.83
Investment Operations:
Investment income (loss)—net[a]	.05		.07	.06	.12	.04	(.02)
Net realized and unrealized
gain (loss) on investments	.65		(.42)	1.43	1.43	(.30)	.87
Total from Investment Operations	.70		(.35)	1.49	1.55	(.26)	.85
Distributions:
Dividends from
investment income—net	(.03)		(.07)	(.09)	(.02)	(.05)	(.04)
Net asset value, end of period	15.51		14.84	15.26	13.86	12.33	12.64
Total Return (%)[b]	4.73	[c]	(2.28)	10.78	12.58	(2.08)	7.18
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.02	[d]	2.03	2.04	2.06	2.05	2.13
Ratio of net expenses
to average net assets	2.02	[d]	2.03	2.04	2.06	2.05	2.13
Ratio of net investment income
(loss) to average net assets	.67	[d]	.50	.42	.90	.33	(.12)
Portfolio Turnover Rate	10.06	[c]	12.49	2.58	5.47	5.07	5.91
Net Assets, end of period
($ x 1,000)	22,272		24,805	35,905	23,962	23,319	13,959

a	Based on average shares outstanding.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2015				Year Ended November 30,
Class I Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	15.31		15.73	14.26	12.70	12.93	12.04
Investment Operations:
Investment income—net[a]	.13		.26	.23	.26	.19	.14
Net realized and unrealized
gain (loss) on investments	.67		(.45)	1.48	1.46	(.31)	.86
Total from
Investment Operations	.80		(.19)	1.71	1.72	(.12)	1.00
Distributions:
Dividends from
investment income—net	(.23)		(.23)	(.24)	(.16)	(.11)	(.11)
Net asset value, end of period	15.88		15.31	15.73	14.26	12.70	12.93
Total Return (%)	5.33	[b]	(1.24)	12.13	13.74	(1.01)	8.38
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.93	[c]	.93	.92	.93	.93	.97
Ratio of net expenses
to average net assets	.93	[c]	.93	.92	.93	.93	.97
Ratio of net investment income
to average net assets	1.68	[c]	1.70	1.54	1.96	1.41	1.11
Portfolio Turnover Rate	10.06	[b]	12.49	2.58	5.47	5.07	5.91
Net Assets, end of period
($ x 1,000)	1,687,105		2,132,444	2,930,169	1,935,074	1,116,202	688,992

a	Based on average shares outstanding.
b	Not annualized.
c	Annualized.

See notes to financial statements.

16

	Six Months Ended
	May 31, 2015		Year Ended November 30,
Class Y Shares	(Unaudited)		2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	15.15		15.72	14.49
Investment Operations:
Investment income—net[b]	.16		.14	.06
Net realized and unrealized
gain (loss) on investments	.63		(.48)	1.17
Total from Investment Operations	.79		(.34)	1.23
Distributions:
Dividends from investment income—net	(.23)		(.23)	—
Net asset value, end of period	15.71		15.15	15.72
Total Return (%)	5.35	[c]	(2.20)	8.49	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92	[d]	.91	.91	[d]
Ratio of net expenses to average net assets	.92	[d]	.91	.91	[d]
Ratio of net investment income
to average net assets	2.08	[d]	.90	.93	[d]
Portfolio Turnover Rate	10.06	[c]	12.49	2.58
Net Assets, end of period ($ x 1,000)	1,678,023		1,105,489	1

a	From July 1, 2013 (commencement of initial offering) to November 30, 2013.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

International Stock Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek long-term total return.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (“Walter Scott”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock. The fund currently offers four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (300 million shares authorized) and Class Y (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

18

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

20

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign
Common
Stocks†	72,410,244	3,358,323,523	††	— 3,430,733,767
Mutual Funds	80,786,072	—		—	80,786,072

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.

At November 30, 2014, no exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses

22

from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended May 31, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	11/30/2014($)	Purchases ($)	Sales ($)	5/31/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	45,350,000	375,527,703	340,091,631	80,786,072	2.3

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain dis-

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

tributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $85,323,936 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2014. If not applied, $598,805 of the carryover expires in fiscal year 2016, $15,114,500 expires in fiscal year 2017 and $16,297,830 expires in fis-

24

cal year 2019.The fund has $15,119,744 of post-enactment short-term capital losses and $38,193,057 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2014 was as follows: ordinary income $46,759,099. The tax character of current year distribution will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between Dreyfus and Walter Scott, Dreyfus pays Walter Scott a monthly fee at an annual percentage of the value of the fund’s average daily net assets.

During the period ended May 31, 2015, the Distributor retained $340 from commissions earned on sales of the fund’s Class A shares.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2015, Class C shares were charged $85,864 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2015, Class A and Class C shares were charged $162,822 and $28,621, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2015, the fund was charged $10,263 for transfer agency services and $477 for cash management services.These fees are included in Shareholder ser-

26

vicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $25.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2015, the fund was charged $510,473 pursuant to the custody agreement.

During the period ended May 31, 2015, the fund was charged $6,140 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $2,566,679, Distribution Plan fees $14,510, Shareholder Services Plan fees $30,376, custodian fees $320,000, Chief Compliance Officer fees $2,113 and transfer agency fees $5,777.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended May 31, 2015, amounted to $332,557,942 and $396,680,061, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset.The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterpar-

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended May 31, 2015 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract.This risk is mitigated by Master Agreements between the fund and the counter-party and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.At May 31, 2015, there were no forward contracts outstanding.

28

The following summarizes the average market value of derivatives outstanding during the period ended May 31, 2015:

Average Market Value ($)
Forward contracts	14,412,332

At May 31, 2015, accumulated net unrealized appreciation on investments was $556,134,588, consisting of $679,047,850 gross unrealized appreciation and $122,913,262 gross unrealized depreciation.

At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 29

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Global Stock Fund

SEMIANNUAL REPORT May 31, 2015

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May LoseValue

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	UnderstandingYour Fund’s Expenses
6	ComparingYour Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Global Stock Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Global Stock Fund, covering the six-month period from December 1, 2014, through May 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International stock markets continued to encounter bouts of heightened volatility on their way to posting moderate gains, on average. Despite ongoing concerns that persistent economic weakness and deflationary pressures in Europe, Japan, and China might undermine corporate profits for non-U.S. and multinational companies, investor sentiment recently has been buoyed by increasingly accommodative monetary policies from major central banks. Indeed, aggressive monetary stimulus measures caused most local currencies to depreciate against the U.S. dollar, making foreign exports more attractive to U.S. consumers in a recovering domestic economy.

We remain optimistic regarding the long-term outlook for the global economy generally and for international equities in particular.We believe currency depreciation has enhanced Europe’s competitiveness in global markets, recent wage negotiations in Japan suggest that long-awaited inflationary pressure may be taking root, and more stimulative economic policies in China may provide a catalyst for growth in the rest of Asia. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
June 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the reporting period of December 1, 2014, through May 31, 2015, as provided by Charlie Macquaker and Roy Leckie of Walter Scott & Partners Limited (Walter Scott), Sub-investment adviser

Fund and Market Performance Overview

For the six-month period ended May 31, 2015, Global Stock Fund’s Class A shares produced a total return of 3.40%, Class C shares returned 3.10%, Class I shares returned 3.59%, and Class Y shares returned 3.60%.1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International World Index (the “MSCI World Index”), achieved a 3.38% return over the same period.2

Global stocks advanced mildly during the reporting period amid more aggressively accommodative monetary policies from major central banks. The fund’s Class A, Class I and Class Y shares produced higher returns than the benchmark, mainly due to strong security selections across several countries and market sectors.

The Fund’s Investment Approach

The fund seeks long-term real returns by investing in high-quality companies that we believe are capable of sustainable growth and wealth creation over a long time horizon. The firm focuses on individual stock selection through extensive fundamental research. Candidates are initially selected for research if they meet certain broad absolute and trend criteria. Financial statements are analyzed in an effort to identify the nature of the cash generation that is looked for in any investment and to understand the variables that demonstrate robust financial health and define long-term competitive advantage. Companies meeting the financial criteria are then subjected to a detailed investigation of products, costs and pricing, competition, industry position, and outlook.

Monetary Easing Drove Market Performance

Economic growth proved sluggish throughout much of the world during the reporting period, and a steep decline in oil prices in late 2014 stoked deflation fears while generating challenges for energy producers. In Europe, disagreements between Greece and the European Union over debt relief measures produced additional uncertainty.The U.S. economy hit a soft patch during the first quarter of 2015 due to harsh winter weather and slower export activity.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Nonetheless, the MSCI World Index registered a modestly positive return in this environment. European equities were buoyed by a larger-than-expected quantitative easing program from the European Central Bank, and Japanese stocks fared relatively well in the midst of new monetary stimulus measures. One consequence of the ECB’s liquidity injection was to weaken the euro particularly against the dollar, which has had major implications for many of the euro-based but global companies in which we invest. In contrast, the recent slowdown in domestic economic activity, a strengthening U.S. dollar, and nervousness about upcoming short-term interest-rate hikes restrained the performance of the U.S. stock market. U.K.-based equities also generally lagged market averages.

Investment returns were further affected by a strengthening U.S. dollar against most other currencies, which dampened results from unhedged foreign investments for U.S. residents.

Highly Selective Approach

The fund performed well during the reporting period, across a variety of countries and industry groups, reflecting Walter Scott’s highly selective approach of investing in high quality companies irrespective of region or sector. Swiss agricultural supplier Syngenta ranked as the reporting period’s top individual performer after the company was targeted for acquisition by global industry giant Monsanto.The advance has been rejected unanimously by the Swiss company’s board on the basis that the proposal significantly undervalues the business. Consequently, members of the investment team have met with senior management at both Syngenta and Monsanto to discuss the proposal and will continue to monitor the situation closely. Japanese machinery producer FANUC performed well in response to a positive outlook for factory automation and after announcing new measures to improve shareholder value.There was a notable spike in the share price of British natural gas producer BG Group after a takeover offer from Royal Dutch Shell, prompting us to lock in profits by selling the fund’s position. Denmark-based Novo Nordisk, the world’s largest producer of insulin and related products, raised its earnings forecast in anticipation of better cost controls and new-product breakthroughs. Meanwhile, Spanish textiles manufacturer Inditex benefited from robust business trends and a depreciating euro.

In contrast, U.S.-based metal components maker Precision Castparts was hurt by transitory operational issues and weaker order volumes from a struggling energy sector. American retail giant Walmart Stores gave back some previous gains when consumer spending did not climb as much as had been anticipated. Swiss accessories

4

maker The Swatch Group struggled with intensifying competitive pressures and a slowdown in the sales of luxury goods in the emerging markets. In Japan, Shin-Etsu Chemical, who the investment team met with during the period, disappointed by refraining from raising its dividend, and construction equipment producer Komatsu was hurt by the economic slowdown in China.

Finding Opportunities despite Economic Headwinds

The world has long been entrenched in an environment of low growth, low inflation, and low interest rates, and we remain concerned about high debt levels in Europe and Japan as well as signs of slowing industrial activity in the United States.Yet, in our analysis, the aggregate financial characteristics of the fund’s holdings continue to be remarkably strong. Individual companies in our portfolio have strong balance sheets and are generating excellent levels of internal profitability.We believe that this dynamic will drive stock prices higher over the long term as companies with these characteristics continue to generate wealth.

Therefore, we have continued to identify ample opportunities meeting our investment criteria.As of the reporting period’s end, the fund held overweighted exposure to the information technology, health care, and consumer discretionary sectors. In contrast, the fund held relatively light positions in the financials, industrials, and telecommunications services sectors.

June 15, 2015

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain
distributions.The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index of global stock market performance, including the United States, Canada, Europe,Australia, New Zealand, and the Far East.
Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Global Stock Fund from December 1, 2014 to May 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.24	$10.08	$4.62	$4.57
Ending value (after expenses)	$1,034.00	$1,031.00	$1,035.90	$1,036.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.19	$10.00	$4.58	$4.53
Ending value (after expenses)	$1,018.80	$1,015.01	$1,020.39	$1,020.44

† Expenses are equal to the fund’s annualized expense ratio of 1.23% for Class A, 1.99% for Class C, .91% for
Class I and .90% for ClassY, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
May 31, 2015 (Unaudited)

Common Stocks—97.2%	Shares	Value ($)
Australia—1.8%
CSL	505,500	35,978,372
Canada—1.2%
Suncor Energy	789,500	23,076,813
China—2.3%
China Shenhua Energy, Cl. H	3,899,000	9,575,367
CNOOC	23,855,000	37,136,555
		46,711,922
Denmark—2.3%
Novo Nordisk, Cl. B	803,200	45,513,888
France—4.7%
Essilor International	247,500	30,232,579
L’Oreal	211,700	40,006,814
LVMH Moet Hennessy Louis Vuitton	125,400	22,438,859
		92,678,252
Hong Kong—6.4%
AIA Group	6,186,600	40,630,962
China Mobile	2,842,500	37,308,444
CLP Holdings	1,301,000	11,368,171
Hong Kong & China Gas	16,095,177	38,800,820
		128,108,397
Japan—9.5%
Denso	512,700	26,733,516
FANUC	215,100	47,270,365
Honda Motor	825,400	28,257,914
Keyence	46,457	24,945,853
Komatsu	1,357,500	28,514,625
Shin-Etsu Chemical	544,300	33,100,692
		188,822,965
Singapore—1.8%
DBS Group Holdings	2,394,369	35,899,382
Spain—2.1%
Inditex	1,271,500	42,140,113
Sweden—2.0%
Hennes & Mauritz, Cl. B	1,018,000	39,035,503

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Switzerland—9.8%
Nestle	503,500		39,116,126
Novartis	431,700		44,428,534
Roche Holding	128,700		37,892,996
SGS	7,800		15,011,072
Swatch Group-BR	42,200		16,782,845
Syngenta	89,300		40,898,129
			194,129,702
Taiwan—2.2%
Taiwan Semiconductor Manufacturing, ADR	1,778,600		43,184,408
United Kingdom—3.6%
Reckitt Benckiser Group	435,700		39,379,565
Standard Chartered	2,033,317		32,538,835
			71,918,400
United States—47.5%
Adobe Systems	526,100	[a]	41,609,249
Amphenol, Cl. A	405,600		23,139,480
Automatic Data Processing	459,800		39,317,498
C.R. Bard	125,200		21,324,064
Cisco Systems	1,318,900		38,656,959
Cognizant Technology Solutions, Cl. A	611,400	[a]	39,569,808
Colgate-Palmolive	565,100		37,743,029
EOG Resources	460,200		40,815,138
Fastenal	381,900		15,852,669
Gilead Sciences	358,500		40,248,795
Google, Cl. A	35,400	[a]	19,304,328
Google, Cl. C	35,497	[a]	18,888,309
Intuitive Surgical	65,400	[a]	31,898,850
Johnson & Johnson	405,600		40,616,784
MasterCard, Cl. A	485,300		44,773,778
Microsoft	801,300		37,548,918
NIKE, Cl. B	412,600		41,949,042
Oracle	855,200		37,192,648
Praxair	303,400		37,275,724
Precision Castparts	187,300		39,638,299
QUALCOMM	581,200		40,498,016
Schlumberger	452,600		41,082,502

8

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Starbucks	593,081	30,816,489
Stryker	394,900	37,961,737
The TJX Companies	583,800	37,585,044
W.W. Grainger	160,300	38,524,899
Wal-Mart Stores	417,800	31,030,006
		944,862,062
Total Common Stocks
(cost $1,444,283,064)		1,932,060,179

Other Investment—4.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $90,951,412)	90,951,412 [b]	90,951,412

Total Investments (cost $1,535,234,476)	101.8%	2,023,011,591
Liabilities, Less Cash and Receivables	(1.8%)	(35,274,324)
Net Assets	100.0%	1,987,737,267

ADR—American Depository Receipts
BR—Bearer Certificate

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Information Technology	22.6	Materials	5.6
Health Care	18.4	Financial	5.5
Consumer Discretionary	14.4	Money Market Investment	4.6
Consumer Staples	9.4	Utilities	2.5
Industrial	9.3	Telecommunication Services	1.9
Energy	7.6		101.8

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2015 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			1,444,283,064	1,932,060,179
Affiliated issuers			90,951,412	90,951,412
Cash denominated in foeign currencies			856,296	854,775
Dividends receivable				4,870,429
Receivable for shares of Common Stock subscribed				45,592
Prepaid expenses				66,908
				2,028,849,295
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				1,607,199
Cash overdraft due to Custodian				169,642
Payable for investment securities purchased				38,665,576
Payable for shares of Common Stock redeemed				551,884
Accrued expenses				117,727
				41,112,028
Net Assets ($)			1,987,737,267
Composition of Net Assets ($):
Paid-in capital				1,490,092,927
Accumulated undistributed investment income—net				9,228,349
Accumulated net realized gain (loss) on investments				763,460
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions				487,652,531
Net Assets ($)			1,987,737,267

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	51,955,665	18,031,620	1,537,538,073	380,211,909
Shares Outstanding	2,690,501	954,923	78,643,858	19,468,301
Net Asset Value Per Share ($)	19.31	18.88	19.55	19.53

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $1,498,544 foreign taxes withheld at source):
Unaffiliated issuers	20,263,944
Affiliated issuers	21,721
Total Income	20,285,665
Expenses:
Management fee—Note 3(a)	8,191,799
Custodian fees—Note 3(c)	225,163
Shareholder servicing costs—Note 3(c)	185,467
Directors’ fees and expenses—Note 3(d)	83,879
Distribution fees—Note 3(b)	72,272
Registration fees	43,831
Professional fees	38,326
Interest expense—Note 2	10,678
Prospectus and shareholders’ reports	10,201
Loan commitment fees—Note 2	9,034
Miscellaneous	36,496
Total Expenses	8,907,146
Less—reduction in fees due to earnings credits—Note 3(c)	(13)
Net Expenses	8,907,133
Investment Income—Net	11,378,532
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	1,022,885
Net realized gain (loss) on forward foreign currency exchange contracts	17,979
Net Realized Gain (Loss)	1,040,864
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	51,818,367
Net Realized and Unrealized Gain (Loss) on Investments	52,859,231
Net Increase in Net Assets Resulting from Operations	64,237,763

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2015	Year Ended
	(Unaudited)	November 30, 2014
Operations ($):
Investment income—net	11,378,532	18,645,079
Net realized gain (loss) on investments	1,040,864	11,021,250
Net unrealized appreciation
(depreciation) on investments	51,818,367	77,170,067
Net Increase (Decrease) in Net Assets
Resulting from Operations	64,237,763	106,836,396
Dividends to Shareholders from ($):
Investment income—net:
Class A	(363,489)	(512,902)
Class I	(15,456,826)	(13,098,083)
Class Y	(5,037,940)	(142,507)
Net realized gain (loss) on investments:
Class A	(252,406)	—
Class C	(99,330)	—
Class I	(6,528,723)	—
Class Y	(2,107,437)	—
Total Dividends	(29,846,151)	(13,753,492)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	1,917,919	10,604,219
Class C	193,147	1,187,078
Class I	96,761,050	442,939,658
Class Y	20,813,008	461,633,983
Dividends reinvested:
Class A	593,048	486,350
Class C	73,742	—
Class I	21,539,427	10,562,290
Class Y	3,565,667	142,498
Cost of shares redeemed:
Class A	(7,294,267)	(48,160,329)
Class C	(3,853,912)	(4,523,033)
Class I	(80,365,555)	(633,636,703)
Class Y	(117,469,936)	(20,771,111)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(63,526,662)	220,464,900
Total Increase (Decrease) in Net Assets	(29,135,050)	313,547,804
Net Assets ($):
Beginning of Period	2,016,872,317	1,703,324,513
End of Period	1,987,737,267	2,016,872,317
Undistributed investment income—net	9,228,349	18,708,072

12

	Six Months Ended
	May 31, 2015	Year Ended
	(Unaudited)	November 30, 2014
Capital Share Transactions:
Class A
Shares sold	103,391	588,683
Shares issued for dividends reinvested	32,283	26,870
Shares redeemed	(392,199)	(2,608,164)
Net Increase (Decrease) in Shares Outstanding	(256,525)	(1,992,611)
Class C
Shares sold	10,631	68,010
Shares issued for dividends reinvested	4,092	—
Shares redeemed	(211,675)	(253,264)
Net Increase (Decrease) in Shares Outstanding	(196,952)	(185,254)
Class I [a]
Shares sold	5,049,622	24,005,242
Shares issued for dividends reinvested	1,159,280	576,544
Shares redeemed	(4,225,020)	(33,673,734)
Net Increase (Decrease) in Shares Outstanding	1,983,882	(9,091,948)
Class Y [a]
Shares sold	1,112,017	24,357,908
Shares issued for dividends reinvested	192,219	7,783
Shares redeemed	(6,358,122)	(1,110,597)
Net Increase (Decrease) in Shares Outstanding	(5,053,886)	23,255,094

a During the period ended November 30, 2014, 22,262,630 Class I shares representing $423,212,595 were exchanged for 22,286,077 ClassY shares.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
May 31, 2015				Year Ended November 30,
Class A Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	18.89		18.02	15.02	13.51	12.99	12.23
Investment Operations:
Investment income—net[a]	.08		.14	.13	.11	.11	.07
Net realized and unrealized
gain (loss) on investments	.56		.83	2.95	1.62	.52	.75
Total from Investment Operations	.64		.97	3.08	1.73	.63	.82
Distributions:
Dividends from
investment income—net	(.13)		(.10)	(.08)	(.10)	(.07)	(.06)
Dividends from net realized
gain on investments	(.09)		—	—	(.12)	(.04)	—
Total Distributions	(.22)		(.10)	(.08)	(.22)	(.11)	(.06)
Net asset value, end of period	19.31		18.89	18.02	15.02	13.51	12.99
Total Return (%)[b]	3.40	[c]	5.49	20.60	13.08	4.86	6.70
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.23	[d]	1.23	1.24	1.28	1.27	1.32
Ratio of net expenses
to average net assets	1.23	[d]	1.23	1.24	1.28	1.27	1.32
Ratio of net investment income
to average net assets	.87	[d]	.76	.76	.80	.80	.56
Portfolio Turnover Rate	7.37	[c]	7.05	6.39	6.05	8.54	7.50
Net Assets, end of period
($ x 1,000)	51,956		55,682	89,024	61,806	48,872	37,152

a	Based on average shares outstanding.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

14

Six Months Ended
May 31, 2015				Year Ended November 30,
Class C Shares	(Unaudited)		2014	2013		2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	18.42		17.61	14.71		13.24	12.78	12.07
Investment Operations:
Investment income (loss)—net[a]	.01		(.01)	.00	[b]	.01	.01	(.02)
Net realized and unrealized
gain (loss) on investments	.54		.82	2.90		1.59	.50	.73
Total from Investment Operations	.55		.81	2.90		1.60	.51	.71
Distributions:
Dividends from
investment income—net	—		—	—		(.01)	(.01)	(.00)[b]
Dividends from net realized
gain on investments	(.09)		—	—		(.12)	(.04)	—
Total Distributions	(.09)		—	—		(.13)	(.05)	(.00)[b]
Net asset value, end of period	18.88		18.42	17.61		14.71	13.24	12.78
Total Return (%)[c]	3.10	[d]	4.60	19.72		12.21	4.01	5.90
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.99	[e]	2.00	2.01		2.05	2.03	2.09
Ratio of net expenses
to average net assets	1.99	[e]	2.00	2.01		2.05	2.03	2.09
Ratio of net investment income
(loss) to average net assets	.09	[e]	(.05)	.00	[f]	.05	.05	(.17)
Portfolio Turnover Rate	7.37	[d]	7.05	6.39		6.05	8.54	7.50
Net Assets, end of period
($ x 1,000)	18,032		21,221	23,543		15,883	13,872	10,243

a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Amount represents less than .01%.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2015				Year Ended November 30,
Class I Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	19.18		18.28	15.24	13.70	13.15	12.36
Investment Operations:
Investment income—net[a]	.11		.20	.19	.16	.16	.12
Net realized and unrealized
gain (loss) on investments	.56		.85	2.98	1.64	.53	.76
Total from Investment Operations	.67		1.05	3.17	1.80	.69	.88
Distributions:
Dividends from
investment income—net	(.21)		(.15)	(.13)	(.14)	(.10)	(.09)
Dividends from net realized
gain on investments	(.09)		—	—	(.12)	(.04)	—
Total Distributions	(.30)		(.15)	(.13)	(.26)	(.14)	(.09)
Net asset value, end of period	19.55		19.18	18.28	15.24	13.70	13.15
Total Return (%)	3.59	[b]	5.80	20.93	13.49	5.23	7.12
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.91	[c]	.91	.91	.93	.93	.96
Ratio of net expenses
to average net assets	.91	[c]	.91	.91	.93	.93	.96
Ratio of net investment income
to average net assets	1.20	[c]	1.06	1.12	1.14	1.13	.94
Portfolio Turnover Rate	7.37	[b]	7.05	6.39	6.05	8.54	7.50
Net Assets, end of period
($ x 1,000)	1,537,538		1,470,169	1,567,608	668,063	472,646	364,688

[a]	Based on average shares outstanding.
b	Not annualized.
c	Annualized.

See notes to financial statements.

16

	Six Months Ended
	May 31, 2015		Year Ended November 30,
Class Y Shares	(Unaudited)		2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	19.16		18.27	16.40
Investment Operations:
Investment income—net[b]	.11		.14	.01
Net realized and unrealized gain (loss) on investments	.56		.90	1.86
Total from Investment Operations	.67		1.04	1.87
Distributions:
Dividends from investment income—net	(.21)		(.15)	—
Dividends from net realized gain on investments	(.09)		—	—
Total Distributions	(.30)		(.15)	—
Net asset value, end of period	19.53		19.16	18.27
Total Return (%)	3.60	[c]	5.75	11.40	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.90	[d]	.90	.90	[d]
Ratio of net expenses to average net assets	.90	[d]	.90	.90	[d]
Ratio of net investment income to average net assets	1.20	[d]	.74	.83	[d]
Portfolio Turnover Rate	7.37	[c]	7.05	6.39
Net Assets, end of period ($ x 1,000)	380,212		469,801	23,149

a	From July 1, 2013 (commencement of initial offering) to November 30, 2013.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Global Stock Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek long-term total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (“Walter Scott”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.The fund is closed to new investors.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Common Stock. The fund currently offers four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (200 million shares authorized) and Class Y (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

18

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

20

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common
Stocks†	944,862,062	—		—	944,862,062
Equity Securities—
Foreign
Common
Stocks†	43,184,408	944,013,709	††	—	987,198,117
Mutual Funds	90,951,412	—		—	90,951,412

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.

At November 30, 2014, no exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

22

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended May 31, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	11/30/2014 ($)	Purchases ($)	Sales ($)	5/31/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	31,510,000	214,392,921	154,951,509	90,951,412	4.6

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2014 was as follows: ordinary income $13,753,492. The tax character of current year distribution will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

24

The average amount of borrowings outstanding under the Facilities during the period ended May 31, 2015, was approximately $1,941,200, with a related weighted average annualized interest rate of 1.10%.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between Dreyfus and Walter Scott, Dreyfus pays Walter Scott a monthly fee at an annual percentage of the value of the fund’s average daily net assets.

During the period ended May 31, 2015, the Distributor retained $237 from commissions earned on sales of the fund’s Class A shares and $378 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2015, Class C shares were charged $72,272 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended May 31, 2015, Class A and Class C shares were charged $65,835 and $24,091, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2015, the fund was charged $5,176 for transfer agency services and $249 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $13.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2015, the fund was charged $225,163 pursuant to the custody agreement.

During the period ended May 31, 2015, the fund was charged $6,140 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $1,431,262, Distribution Plan fees $11,623, Shareholder Services Plan fees $15,083, custodian fees $144,000, Chief Compliance Officer fees $2,113 and transfer agency fees $3,118.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

26

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended May 31, 2015, amounted to $139,674,713 and $243,364,439, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset.The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterpar-ties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended May 31, 2015 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract.This risk is mitigated by Master Agreements between the fund and the counter-party and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.At May 31, 2015, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended May 31, 2015:

Average Market Value ($)
Forward contracts	1,236,784

At May 31, 2015, accumulated net unrealized appreciation on investments was $487,777,115, consisting of $520,972,048 gross unrealized appreciation and $33,194,933 gross unrealized depreciation.

At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

28

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
MLP Fund

SEMIANNUAL REPORT May 31, 2015

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	Understanding Your Fund’s Expenses
2	Comparing Your Fund’s Expenses With Those of Other Funds
3	Statement of Investments
5	Statement of Securities Sold Short
6	Statement of Assets and Liabilities
7	Statement of Operations
8	Statement of Changes in Net Assets
9	Financial Highlights
10	Notes to Financial Statements
23	Information About the Approval of the Fund’s Management and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus MLP Fund from April 30, 2015 (commencement of operations) to May 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$1.82	$2.47	$1.60	$1.60
Ending value (after expenses)	$986.40	$985.60	$986.40	$986.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†††	$10.50	$14.24	$9.25	$9.25
Ending value (after expenses)	$1,014.51	$1,010.77	$1,015.76	$1,015.76

†	Expenses are equal to the fund's annualized expense ratio of 2.09% for Class A, 2.84% for Class C, 1.84% for
Class I and 1.84% for ClassY, multiplied by the average account value over the period, multiplied by 32/365 (to reflect the actual days in the period).
††	Please note that while Class A, Class C, Class I and ClassY shares commenced operations on April 30, 2015, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability.This projection assumes that annualized expense ratios were in effect during the period December
1, 2014 to May 31, 2015.
†††	Expenses are equal to the fund's annualized expense ratio of 2.09% for Class A, 2.84% for Class C, 1.84% for
Class I and 1.84% for ClassY, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period).

2

STATEMENT OF INVESTMENTS
May 31, 2015 (Unaudited)

Common Stocks—20.1%	Shares		Value ($)
Energy—13.9%
Kinder Morgan	37,825		1,569,359
ONEOK	6,164		258,395
SemGroup, Cl. A	20,398		1,605,323
			3,433,077
Materials—.7%
Rentech	145,798	[a]	172,042
Real Estate—3.2%
InfraREIT	26,562		804,829
Utilities—2.3%
NiSource	11,923		562,527
Total Common Stocks
(cost $5,181,001)			4,972,475

Master Limited Partnerships—68.5%
Energy—66.9%
Cheniere Energy Partners LP	39,204	[b]	1,301,181
Columbia Pipeline Partners LP	43,638	[b]	1,180,408
Cone Midstream Partners LP	70,746	[b]	1,380,254
Energy Transfer Equity LP	21,110	[b]	1,449,624
Energy Transfer Partners LP	12,435		699,220
MPLX LP	12,758		931,334
NuStar Energy LP	11,245		701,800
Nustar GP Holdings LLC	25,080		962,570
Plains GP Holdings LP, Cl. A	25,773		720,613
Rose Rock Midstream LP	9,496		481,162
Southcross Energy Partners LP	75,981		1,022,704
Tallgrass Energy GP LP	60,323		1,933,352
Tallgrass Energy Partners LP	25,220		1,248,138
Valero Energy Partners LP	34,087		1,745,595
Western Gas Equity Partners LP	11,172		715,567
Western Gas Partners LP	1,202		82,337
			16,555,859
Materials—1.6%
Westlake Chemical Partners LP	18,050		394,212
Total Master Limited Partnerships
(cost $16,917,810)			16,950,071

The Fund 3

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Number of
Warrants—4.2%	Warrants	Value ($)
Materials
Kinder Morgan (5/25/17)
(cost $1,241,983)	260,123 [a]	1,030,087

Other Investment—7.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,791,252)	1,791,252 [c]	1,791,252
Total Investments (cost $25,132,046)	100.0%	24,743,885
Cash and Receivables (Net)	.0%	2,913
Net Assets	100.0%	24,746,798

ETF—Exchange-Traded Fund
LLC—Limited Liability Company
LP—Limited Partnership

a	Non-income producing security.
b	Held by a broker as collateral for open short positions.
c	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Energy	80.8	Real Estate	3.2
Money Market Investment	7.2	Utilities	2.3
Materials	6.5		100.0

† Based on net assets.
See notes to financial statements.

4

STATEMENT OF SECURITIES SOLD SHORT
May 31, 2015 (Unaudited)

Common Stocks—8.8%	Shares	Value ($)
Exchange-Traded Funds—8.8%
iShares 20+ Year Treasury Bond ETF	12,867	1,579,296
iShares U.S. Real Estate ETF	2,949	221,853
SPDR Barclays High Yield Bond ETF	9,358	368,892
Total Securities Sold Short
(proceeds $2,201,141)		2,170,041

ETF—Exchange-Traded Fund

Portfolio Summary (Unaudited)†
Value (%)
Exchange-Traded Funds	8.8

† Based on net assets.
See notes to financial statements.

The Fund 5

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2015 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			23,340,794	22,952,633
Affiliated issuers			1,791,252	1,791,252
Receivable from brokers for proceeds on securities sold short				2,201,141
Dividends receivable				383
Prepaid expenses				88,664
Due from The Dreyfus Corporation and affiliates—Note 2(c)				22,254
				27,056,327
Liabilities ($):
Securities sold short, at value (proceeds $2,201,141)—see
Statement of Securities Sold Short—Note 3				2,170,041
Deferred tax liability—Note 1(g)				7,221
Due to broker				1,082
Accrued expenses				131,185
				2,309,529
Net Assets ($)				24,746,798
Composition of Net Assets ($):
Paid-in capital				25,092,793
Accumulated investment (loss)—net				(26,701)
Accumulated net realized gain (loss) on investments				37,767
Accumulated net unrealized appreciation
(depreciation) on investments				(357,061)
Net Assets ($)				24,746,798

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	4,024,896	985,402	9,873,830	9,862,670
Shares Outstanding	326,546	80,000	800,905	800,000
Net Asset Value Per Share ($)	12.33	12.32	12.33	12.33

See notes to financial statements.

6

STATEMENT OF OPERATIONS
From April 30, 2015 (commencement of operations) to May 31, 2015 (Unaudited)

Investment Income ($):
Distributions from Master Limited Partnerships	114,141
Less return of capital on distributions from Master Limited Partnerships	(114,141)
Cash dividends:
Unaffiliated issuers	7,751
Affiliated issuers	447
Total Investment Income	8,198
Expenses:
Management fee—Note 2(a)	21,906
Professional fees	36,414
Registration fees	8,030
Prospectus and shareholders’ reports	4,746
Dividends on securities sold short	4,678
Shareholder servicing costs—Note 2(c)	1,115
Interest on securities sold short	1,082
Directors’ fees and expenses—Note 2(d)	939
Custodian fees—Note 2(c)	800
Distribution fees—Note 2(b)	655
Miscellaneous	2,635
Total Expenses, before income taxes	83,000
Less—reduction in expenses due to undertaking—Note 2(a)	(48,101)
Net Expenses, before income taxes	34,899
Income Taxes	0
Investment (Loss)—Net	(26,701)
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments	44,988
Deferred tax expense—Note 1(g)	(7,221)
Net Realized Gain (Loss) on Investments	37,767
Net unrealized appreciation (depreciation) on investments	(388,161)
Net unrealized appreciation (depreciation) on securities sold short	31,100
Net Unrealized Appreciation (Depreciation)	(357,061)
Net Realized and Unrealized Gain (Loss) on Investments	(319,294)
Net (Decrease) in Net Assets Resulting from Operations	(345,995)

See notes to financial statements.

The Fund 7

STATEMENT OF CHANGES IN NET ASSETS
From April 30, 2015 (commencement of operations) to May 31, 2015 (Unaudited)

Operations ($):
Investment (loss)—net	(26,701)
Net realized gain (loss) on investments	37,767
Net unrealized appreciation (depreciation) on investments	(357,061)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(345,995)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	4,081,690
Class C	1,000,000
Class I	10,011,103
Class Y	10,000,000
Increase (Decrease) in Net Assets
from Capital Stock Transactions	25,092,793
Total Increase (Decrease) in Net Assets	24,746,798
Net Assets ($):
Beginning of Period	—
End of Period	24,746,798
Accumulated investment (loss)—net	(26,701)
Capital Share Transactions (Shares):
Class A
Shares sold	326,546
Class C
Shares sold	80,000
Class I
Shares sold	800,905
Class Y
Shares sold	800,000

See notes to financial statements.

8

FINANCIAL HIGHLIGHTS

The following table describes the performance for each share class for the period from April 30, 2015 (commencement of operations) to May 31, 2015. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distrib-utions.These figures have been derived from the fund’s financial statements.

	Class A	Class C	Class I	Class Y
	Shares	Shares	Shares	Shares
Per Share Data ($):
Net asset value, beginning of period	12.50	12.50	12.50	12.50
Investment Operations:
Investment (loss)—net[a]	(.02)	(.03)	(.02)	(.02)
Net realized and unrealized
gain (loss) on investments	(.15)	(.15)	(.15)	(.15)
Total from Investment Operations	(.17)	(.18)	(.17)	(.17)
Net asset value, end of period	12.33	12.32	12.33	12.33
Total Return (%)[b]	(1.36)[c]	(1.44)[c]	(1.36)	(1.36)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[d]	4.29	5.04	4.04	4.04
Ratio of net expenses
to average net assets[d]	2.09	2.84	1.84	1.84
Ratio of income tax expense
to average net assets[e]	.33	.33	.33	.33
Ratio of net investment (loss)
to average net assets[d]	(1.72)	(2.47)	(1.47)	(1.47)
Portfolio Turnover Rate[b]	8.40	8.40	8.40	8.40
Net Assets, end of period ($ x 1,000)	4,025	985	9,874	9,863

a Based on average shares outstanding.
b Not annualized.
c Exclusive of sales charge.
d Annualized.
e Income tax expense for ratio calculation is derived from the total current and deferred taxes on net investment income
(loss) and realized and unrealized gain (loss), if any.

See notes to financial statements.

The Fund 9

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus MLP Fund (the “fund”) is a separate non-diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek total return, consisting of capital appreciation and income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The Boston Company Asset Management, LLC (“TBCAM”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.The fund’s fiscal year end is November 30.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of May 31, 2015, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 320,000 Class A, 800,000 Class I and all of the outstanding Class C and Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

10

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 11

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy. MLP’s are generally categorized within Level 1 of the fair value hiearchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American

12

Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	4,972,475	—	—	4,972,475
Master Limited
Partnership Shares†	16,950,071	—	—	16,950,071
Mutual Funds	1,791,252	—	—	1,791,252
Warrants†	1,030,087	—	—	1,030,087

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Liabilities ($)
Securities Sold Short:
Equity Securities—
Domestic
Common Stocks††	(2,170,041)	—	—	(2,170,041)

†	See Statement of Investments for additional detailed categorizations.
††	See Statement of Securities Sold Short for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended May 31, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	4/30/2015 ($)	Purchases ($)	Sales ($)	5/31/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	—	27,979,651	26,188,399	1,791,252	7.2

(d) Risk: The fund invests primarily in Master Limited Partnerships (“MLPs”). MLPs and MLP-related investments comprise a minimum of 80% of investable assets of the fund.The majority of MLPs operate in the energy and/or natural resources sector. MLPs are generally organized under state law as limited partnerships or limited liability companies.An MLP consists of at least one general partner and one or more limited partners.The general partner controls the operations and

14

management of the MLP and has an ownership stake in the MLP.The limited partners, through their ownership of limited partner interests, contribute capital to the entity, have a limited role in the operation and management of the entity and receive cash distributions.

MLPs are subject to certain risks, such as supply and demand risk, depletion and exploration risk, commodity pricing risk, acquisition risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the fund is derived from investments in equity securities of MLPs. The amount of cash that MLPs have available for distributions, and the tax character of such distributions, are dependent upon the amount of cash generated by the MLP’s operations.

(e) Dividends to shareholders: The fund currently anticipates making quarterly distributions to its shareholders of substantially all of the fund’s distributable cash flow received as cash distributions from MLPs, interest payments received on debt securities owned by the fund, and other payments on or derived from securities owned by the fund.

The fund intends to pay out a consistent dividend that over time approximates the distributions received from the fund’s portfolio investments based on, among other considerations, distributions the fund actually receives from portfolio investments and estimated future cash flows. Because the fund’s policy will be to pay consistent dividends based on estimated income from investments and future cash flows, the fund’s dividends may exceed the amount the fund actually receives from its portfolio investments.

The fund’s distributions will be treated for U.S. federal income tax purposes as (i) first, taxable dividends to the extent of a shareholder’s allocable share of the fund’s earnings and profits, (ii) second, on-taxable returns of capital to the extent of a shareholder’s tax basis in shares of the fund (for the portion of those distributions that exceed the fund’s earnings and profits) and (iii) third, taxable gains (for the balance of those distri-

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

butions). Dividend income will be treated as “qualified dividends” for federal income tax purposes, subject to favorable capital gain tax rates, provided that certain requirements are met. Unlike a regulated investment company under Subchapter M of the Internal Revenue Code, the fund will not be able to pass-through the character of its recognized net capital gain by paying “capital gain dividends.” Cash distributions from an MLP to the fund that exceed the fund’s allocable share of such MLP’s net taxable income will reduce the fund’s adjusted tax basis in the equity securities of the MLP. Although the fund expects that a significant portion of its distributions will be treated as nontaxable return of capital, no assurance can be given in this regard.

The actual characterizations of distributions made during the period will not be determined until after the fund’s fiscal year.

(f) Return of Capital Estimates: Distributions received from the fund’s investments in MLPs generally are comprised of income and return of capital.The fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after the tax reporting periods are concluded. At May 31, 2015, the distributions received by the fund are expected to be comprised of 100% return of capital.

(g) Federal income taxes: The fund is treated as a regular corporation for U.S. federal and state income tax purposes, and will pay federal and state income tax on its taxable income. Currently, the maximum marginal regular federal income tax rate for a corporation is 35%. The fund may be subject to a 20% alternative minimum tax on its federal alternative minimum taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax.The fund is currently using an estimated rate of 34% for federal income tax and 2% for state and local tax, net of federal tax benefit.

16

The fund invests primarily in MLPs, which generally are intended to be treated as partnerships for federal income tax purposes.As a partner in the MLPs, the fund must report its allocable share of the MLPs’ taxable income or loss in computing the fund’s taxable income or loss, regardless of the extent (if any) to which the MLPs make distributions.

The fund’s income tax expense or benefit is included in the Statement of Operations based on the components of income or gains (losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net deferred tax benefit of accumulated net operating losses and capital loss carryforwards. During the period ended May 31, 2015, income tax expense amounted to $7,221 consisting of deferred tax expense of $7,221 and current tax expense of $0.

Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the fund has a deferred tax asset; consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if, based on the evaluation criterion provided by ASC 740, it is more-likely-than-not that some portion or the entire deferred tax asset will not be realized. The factors considered in assessing the fund’s valuation allowance are the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of the statutory carryfor-ward periods and the associated risks that operating and capital loss car-ryforwards may expire unused.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At May 31, 2015, the components of the fund’s deferred tax assets and liabilities were as follows:

Deferred tax assets:
Net unrealized depreciation on investments	$ 128,542
Less:Valuation allowance	(128,542)
Deferred tax liabilities:
Basis reduction of investment in MLPs	(7,221)
Total net deferred tax liability	$ (7,221)

Unexpected significant decreases in cash distributions from the fund’s MLP investments or significant declines in the fair value of its investments may change the fund’s assessment regarding the recoverability of its deferred tax assets and may result in a valuation allowance. If a valuation allowance is required to reduce any deferred tax asset in the future, it could have a material impact on the fund’s net asset value and results of operations.

The fund may rely, to some extent, on information provided by the MLPs, which may not be available on a timely basis, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax liability or assets. Such estimates are made in good faith. From time to time, as new information becomes available, the fund may modify its estimates or assumptions regarding its tax liability or asset.

As of and during the period ended May 31, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2015, the fund did not incur any interest or penalties.

The fund files income tax returns in the U.S. federal jurisdiction and various states. The fund has reviewed all major jurisdictions and concluded that there is no significant impact on the fund’s net assets and no tax liability resulting from unrecognized tax benefits or expenses relating to uncertain tax positions expected to be taken on its tax returns.

18

NOTE 2—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.00% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from April 30, 2015 through May 1, 2016, to waive receipt of its fees and/or assume the expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, dividend and interest expense on securities sold short, taxes, such as deferred tax expenses, brokerage commissions and extraordinary expenses) exceed 1.25% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $48,101 during the period ended May 31, 2015.

Pursuant to a sub-investment advisory agreement between Dreyfus and TBCAM, TBCAM serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio.

Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2015, Class C shares were charged $655 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2015, Class A and Class C shares were charged $886 and $219, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2015,

20

the fund was charged $8 for transfer agency services and $2 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2015, the fund was charged $800 pursuant to the custody agreement.

During the period ended May 31, 2015, the fund was charged $2,113 for services performed by the Chief Compliance Officer and his staff.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $21,221, Distribution Plan fees $635, Shareholder Services Plan fees $1,070, custodian fees $800, Chief Compliance Officer fees $2,113 and transfer agency fees $8, which are offset against an expense reimbursement currently in effect in the amount of $48,101.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales of investment securities and securities sold short, excluding short-term securities, during the period ended May 31, 2015 were as follows:

	Purchases ($)	Sales ($)
Long transactions	25,226,381	1,816,434
Short sale transactions	—	2,201,141
Total	25,226,381	4,017,575

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value.The fund incurs a loss if the price of the security

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions. Securities Sold Short at May 31, 2015 and their related market values and proceeds, are set forth in the Statement of Securities Sold Short.

At May 31, 2015, accumulated net unrealized depreciation on investments was $388,161, consisting of $409,888 gross unrealized appreciation and $798,049 gross unrealized depreciation.

At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

22

INFORMATION ABOUT THE APPROVAL OF THE
FUND’S MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on April 22, 2015, the Board considered the approval of the fund’s Management Agreement, pursuant to which Dreyfus will provide the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which The Boston Company Asset Management, LLC (the “Subadviser”) will provide day-to-day management of the fund’s investments. The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as

The Fund 23

INFORMATION ABOUT THE APPROVAL OF THE FUND’S MANAGEMENT AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. As the fund had not yet commenced operations, the Board was not able to review the fund’s performance. The Board was provided with composite performance information for the Subadviser’s energy infrastructure MLP strategy. The Board discussed with representatives of Dreyfus and the Subadviser the portfolio management team and the investment strategies to be employed in the management of the fund’s assets.The Board noted the reputation and experience of Dreyfus and the Subadviser.

The Board reviewed comparisons of the fund’s proposed management fee and anticipated expense ratio to the management fees and expense ratios of a group of funds independently prepared by Lipper, Inc. (“Lipper”) (the “Comparison Group”) and to the management fees of funds in the fund’s anticipated Lipper category. They noted that the fund’s contractual management fee was below the average and median contractual management fees for the funds in the Comparison Group. The fund’s estimated total expenses (as limited through at least April 30, 2016 by agreement with Dreyfus to waive receipt of its fees and/or assume the expenses of the fund so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, acquired fund fees and extraordinary expenses) do not exceed 1.25% of the fund’s average daily net assets) were below the average and median expense ratios of the funds in the Comparison Group.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of

24

the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to be paid to the Subadviser in relation to the fee to be paid to Dreyfus by the fund and the respective services to be provided by the Subadviser and Dreyfus. The Board also noted the Subadviser’s fee will be paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale.As the fund had not yet commenced operations, Dreyfus representatives were not able to review the dollar amount of expenses allocated and profit received by Dreyfus, or any economies of scale. The Board considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and noted the possibility of soft dollar arrangements with respect to trading the fund’s investments.The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the management fee annually after the initial term of the Agreements.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services to be provided by Dreyfus and the Subadviser are adequate and appropriate.

  The Board concluded that since the fund had not yet com- menced operations, its performance could not be measured and was not a factor.

  The Board concluded that the fees to be paid to Dreyfus and the Subadviser were reasonable in light of the considerations described above.

The Fund 25

INFORMATION ABOUT THE APPROVAL OF THE FUND’S MANAGEMENT AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

  The Board determined that because the fund had not yet com- menced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund in connection with future renewals.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of other funds advised by Dreyfus and the Subadviser. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the Board’s conclusions may be based, in part, on their consideration of similar arrangements in prior years.The Board determined to approve the Agreements.

26

NOTES

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    July 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    July 20, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    July 20, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)